AIG U.S. Government Securities Fund

PORTFOLIO OF INVESTMENTS – December 31, 2020 – (unaudited)

Security Description	Principal Amount	Value (Note 1)
U.S. GOVERNMENT AGENCIES — 19.3%
Federal Home Loan Mtg. Corp. — 4.3%
3.50% due 08/01/2030	$1,446,823	$1,553,046
3.50% due 12/01/2044	2,099,912	2,251,620
4.00% due 04/01/2034	752,501	822,106
Federal Home Loan Mtg. Corp. REMIC Series 3747, Class WA 3.50% due 10/15/2030(1)	858,447	929,564

		5,556,336

Federal National Mtg. Assoc. — 1.3%
2.50% due 11/01/2027	1,622,184	1,704,451

Government National Mtg. Assoc. — 13.7%
3.50% due 03/15/2042	166,292	177,923
3.50% due 06/15/2042	815,182	868,897
3.50% due 07/15/2042	159,915	170,423
3.50% due 02/20/2045	422,273	457,711
4.00% due 03/15/2039	89,990	96,814
4.00% due 06/15/2039	227,142	246,034
4.00% due 12/15/2039	138,722	149,560
4.00% due 08/15/2040	81,089	87,548
4.00% due 11/15/2040	211,110	230,536
4.00% due 09/15/2041	544,507	591,263
4.00% due 10/15/2041	23,245	24,644
4.00% due 11/15/2041	123,392	132,168
4.00% due 12/15/2041	249,836	266,821
4.00% due 01/15/2042	876,077	957,599
4.00% due 02/15/2042	219,403	239,374
4.00% due 03/15/2042	72,078	77,893
4.50% due 09/15/2033	165,403	184,349
4.50% due 04/15/2039	35,472	39,776
4.50% due 05/15/2039	56,144	62,528
4.50% due 06/15/2039	621,896	695,408
4.50% due 07/15/2039	177,675	198,085
4.50% due 09/15/2039	89,762	100,321
4.50% due 11/15/2039	73,750	82,583
4.50% due 12/15/2039	152,896	170,283
4.50% due 02/15/2040	405,540	452,333
4.50% due 03/15/2040	140,294	156,431
4.50% due 04/15/2040	72,073	80,270
4.50% due 07/15/2040	131,069	146,448
4.50% due 03/15/2041	638,881	715,915
4.50% due 04/15/2041	165,751	183,893
4.50% due 06/15/2041	111,725	123,201
4.50% due 08/15/2041	129,656	142,990
4.50% due 04/20/2044	354,626	395,893
5.00% due 08/15/2033	159,539	180,178
5.00% due 10/15/2033	308,398	349,855
5.00% due 05/15/2035	69,902	77,106
5.00% due 08/15/2035	181,993	208,124
5.00% due 05/15/2036	50,658	58,348
5.00% due 09/15/2036	71,768	82,580
5.00% due 01/15/2037	121,223	139,029
5.00% due 03/15/2037	25,311	28,590
5.00% due 04/15/2037	111,964	123,952
5.00% due 04/15/2038	178,347	204,834
5.00% due 05/15/2038	101,436	114,992
5.00% due 08/15/2038	315,917	363,852
5.00% due 02/15/2039	47,694	54,187
5.00% due 03/15/2039	30,578	33,705
5.00% due 04/15/2039	65,173	75,067
5.00% due 07/20/2039	487,416	558,028
5.00% due 08/15/2039	164,825	189,795
5.00% due 09/20/2039	1,560,045	1,783,081
5.00% due 10/15/2039	291,530	331,556
5.00% due 11/15/2039	234,818	266,787
5.00% due 12/15/2039	216,437	245,376
5.00% due 04/15/2040	261,923	301,817
5.00% due 05/15/2040	356,022	404,705
5.00% due 07/20/2045	181,988	208,140
5.50% due 06/15/2033	282,735	327,376
5.50% due 07/15/2033	54,604	63,310
5.50% due 10/15/2033	86,528	100,330
5.50% due 01/15/2034	311,158	356,142
5.50% due 02/15/2034	176,869	199,291
5.50% due 04/20/2035	249,758	285,124
5.50% due 09/15/2035	227,946	265,487
5.50% due 10/15/2035	106,866	125,675
5.50% due 02/15/2038	64,943	75,570
5.50% due 04/15/2038	35,816	41,449
5.50% due 09/15/2039	25,294	29,147
5.50% due 03/15/2040	161	189
6.00% due 04/15/2028	74,422	85,581
6.00% due 08/15/2033	129,629	155,422
6.00% due 12/15/2033	54,750	62,736
6.00% due 09/20/2038	524,007	607,973
6.50% due 10/15/2031	14,040	15,594

		17,885,995

Total U.S. Government Agencies (cost $23,959,064)		25,146,782

U.S. GOVERNMENT TREASURIES — 80.0%
United States Treasury Bonds — 24.8%
2.00% due 02/15/2050	1,400,000	1,520,531
2.25% due 08/15/2049	700,000	801,090
2.50% due 02/15/2045	1,000,000	1,192,539
2.75% due 08/15/2042	1,100,000	1,363,742
2.75% due 11/15/2042	2,000,000	2,477,891
3.00% due 05/15/2042	2,000,000	2,572,266
3.00% due 02/15/2049	1,000,000	1,319,063
3.13% due 11/15/2041	1,500,000	1,961,777
3.13% due 02/15/2042	1,100,000	1,442,375
3.38% due 11/15/2048	1,000,000	1,404,570
3.50% due 02/15/2039	2,000,000	2,715,859
4.25% due 11/15/2040	3,300,000	4,956,832
4.50% due 02/15/2036	1,500,000	2,201,426
4.75% due 02/15/2041	4,000,000	6,390,000

		32,319,961

United States Treasury Notes — 55.2%
0.13% due 04/30/2022	1,000,000	1,000,234
0.13% due 05/31/2022	1,000,000	1,000,195
0.13% due 06/30/2022	1,000,000	1,000,156
0.13% due 05/15/2023	1,000,000	999,727
0.13% due 07/15/2023	650,000	649,695
0.13% due 08/15/2023	650,000	649,645
0.25% due 04/15/2023	1,000,000	1,002,461
0.25% due 06/15/2023	600,000	601,547
0.25% due 05/31/2025	300,000	299,426
0.38% due 03/31/2022	800,000	802,531
0.50% due 03/15/2023	1,000,000	1,008,125

0.50% due 03/31/2025	800,000	807,375
0.50% due 04/30/2027	400,000	399,000
0.50% due 05/31/2027	1,000,000	996,484
0.63% due 05/15/2030	1,000,000	977,656
0.63% due 08/15/2030	1,000,000	975,000
1.25% due 07/31/2023	1,000,000	1,028,477
1.25% due 08/31/2024	500,000	518,672
1.38% due 02/15/2023	750,000	769,775
1.50% due 10/31/2021	200,000	202,281
1.50% due 01/31/2022	1,175,000	1,192,441
1.50% due 08/15/2022	1,000,000	1,022,266
1.50% due 09/15/2022	500,000	511,680
1.50% due 01/15/2023	800,000	822,313
1.50% due 02/28/2023	2,000,000	2,058,906
1.50% due 03/31/2023	750,000	772,852
1.50% due 09/30/2024	800,000	837,719
1.50% due 08/15/2026	2,000,000	2,117,734
1.50% due 02/15/2030	400,000	423,172
1.63% due 08/15/2022	1,000,000	1,024,297
1.63% due 11/15/2022	1,000,000	1,027,852
1.63% due 05/15/2026	1,000,000	1,064,766
1.63% due 08/15/2029	500,000	534,883
1.75% due 05/15/2022	1,875,000	1,916,748
1.75% due 05/15/2023	1,000,000	1,038,047
1.75% due 11/15/2029	1,000,000	1,080,742
1.88% due 03/31/2022	2,500,000	2,554,688
2.00% due 08/31/2021	800,000	810,000
2.00% due 11/15/2021	1,000,000	1,016,328
2.00% due 02/15/2022	1,000,000	1,020,977
2.00% due 11/30/2022	1,000,000	1,035,820
2.00% due 02/15/2023	1,000,000	1,039,375
2.00% due 05/31/2024	1,000,000	1,061,250
2.00% due 02/15/2025	5,000,000	5,353,320
2.00% due 08/15/2025	3,000,000	3,231,328
2.00% due 11/15/2026	2,700,000	2,938,676
2.13% due 12/31/2022	1,000,000	1,039,805
2.13% due 03/31/2024	2,000,000	2,124,922
2.25% due 11/15/2024	1,000,000	1,077,266
2.25% due 11/15/2025	1,000,000	1,092,031
2.25% due 08/15/2027	900,000	997,945
2.25% due 11/15/2027	2,000,000	2,220,781
2.38% due 08/15/2024	1,000,000	1,077,773
2.50% due 08/15/2023	1,000,000	1,061,484
2.50% due 05/15/2024	1,000,000	1,077,578
2.63% due 02/28/2023	3,000,000	3,160,898
2.75% due 11/15/2023	2,500,000	2,685,547
2.75% due 02/15/2024	1,000,000	1,080,195

		71,892,867

Total U.S. Government Treasuries (cost $94,684,502)		104,212,828

Total Long-Term Investment Securities (cost $118,643,566)		129,359,610

REPURCHASE AGREEMENTS — 0.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 12/31/2020, to be repurchased 01/04/2021 in the amount of $926,000 and collateralized by $944,600 of United States Treasury Notes, bearing interest at 0.13% due 12/31/2022 and having an approximate value of $944,600 (cost $926,000)	926,000	926,000

TOTAL INVESTMENTS (cost $119,569,566)	100.0%	130,285,610
Other assets less liabilities	0.0	52,260

NET ASSETS	100.0%	$130,337,870

(1)	Collateralized Mortgage Obligation

REMIC – Real Estate Mortgage Investment Conduit

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Government Agencies	$–	$25,146,782	$–	$25,146,782
U.S. Government Treasuries	–	104,212,828	–	104,212,828
Repurchase Agreements	–	926,000	–	926,000

Total Investments at Value	$–	$130,285,610	$–	$130,285,610

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

AIG Strategic Bond Fund

PORTFOLIO OF INVESTMENTS – December 31, 2020 – (unaudited)

Security Description	Principal Amount/ Shares (14)	Value (Note 1)
ASSET BACKED SECURITIES – 1.5%
Diversified Financial Services – 1.5%
AmeriCredit Automobile Receivables Trust Series 2019-1, Class A3 2.97% due 11/20/2023	$178,981	$181,249
BA Credit Card Trust Series 2019-A1, Class A1 1.74% due 01/15/2025	200,000	204,920
BA Credit Card Trust Series 2018-A2, Class A2 3.00% due 09/15/2023	209,000	210,643
BANK Series 2019-BN16, Class A2 3.93% due 02/15/2052(1)	239,000	256,951
Benchmark Mtg. Trust Series 2019-B9, Class AAB 3.93% due 03/15/2052(1)	300,000	347,344
BX Commercial Mtg. Trust FRS Series 2019-IMC, Class A 1.16% (1 ML+1.00%) due 04/15/2034*(1)	400,000	389,967
Capital One Prime Auto Receivables Trust Series 2019-2, Class A3 1.92% due 05/15/2024	100,000	101,798
CarMax Auto Owner Trust Series 2020-3, Class D 2.53% due 01/15/2027	100,000	103,471
CarMax Auto Owner Trust Series 2019-2, Class A3 2.68% due 03/15/2024	65,000	66,517
CarMax Auto Owner Trust Series 2018-4, Class A3 3.36% due 09/15/2023	171,171	174,778
Chase Mtg. Finance Corp. VRS Series 2016-SH2, Class M2 3.75% due 12/25/2045*(2)(3)	178,801	186,139
Citibank Credit Card Issuance Trust Series 2018-A1, Class A1 2.49% due 01/20/2023	100,000	100,123
COMM Mtg. Trust VRS Series 2016-787S, Class B 3.83% due 02/10/2036*(1)(2)	132,000	143,753
GM Financial Consumer Automobile Receivables Trust Series 2019-3, Class A3 2.18% due 04/16/2024	50,000	50,809
Honda Auto Receivables Owner Trust Series 2020-3, Class A4 0.46% due 04/19/2027	160,000	160,534
Honda Auto Receivables Owner Trust Series 2020-2, Class A4 1.09% due 10/15/2026	100,000	102,027
Honda Auto Receivables Owner Trust Series 2019-1, Class A3 2.83% due 03/20/2023	66,095	67,219
ILPT Trust Series 2019-SURF, Class A 4.15% due 02/11/2041*(1)	590,000	690,925
Jackson Park Trust Series 2019-LIC, Class A 2.77% due 10/14/2039*(1)	500,000	526,383
JP Morgan Mtg. Trust VRS Series 2017-6, Class A6 3.00% due 12/25/2048*(2)(3)	147,248	148,072
JP Morgan Mtg. Trust VRS Series 2018-1, Class A5 3.50% due 06/25/2048*(2)(3)	130,001	130,370
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A 2.20% due 09/13/2031*(1)	185,000	184,761
MTRO Commercial Mtg. Trust FRS Series 2019-TECH, Class A 1.06% (1 ML+0.90%) due 12/15/2033*(1)	350,000	348,800
One Bryant Park Trust Series 2019-OBP, Class A 2.52% due 09/15/2054*(1)	390,000	416,952
Shellpoint Co-Originator Trust VRS Series 2017-2, Class A1 3.50% due 10/25/2047*(2)(3)	64,482	65,723
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A 2.56% due 11/25/2031*	100,000	106,791
Toyota Auto Receivables Owner Trust Series 2018-C, Class A4 3.13% due 02/15/2024	125,000	129,630

Total Asset Backed Securities (cost $5,361,211)		5,596,649

U.S. CONVERTIBLE BONDS & NOTES – 0.1%
Oil Field Machinery & Equipment – 0.1%
Hi-Crush, Inc. Senior Sec. Notes 8.00% due 04/09/2026(4)(5) (cost $234,759)	260,000	260,000

U.S. CORPORATE BONDS & NOTES – 39.1%
Advertising Sales – 0.1%
National CineMedia LLC Senior Sec. Notes 5.88% due 04/15/2028*	294,000	248,430

Aerospace/Defense – 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 3.85% due 12/15/2025*	186,000	210,927

Aerospace/Defense-Equipment – 0.3%
Moog, Inc. Company Guar. Notes 4.25% due 12/15/2027*	415,000	430,563
Spirit AeroSystems, Inc. Sec. Notes 7.50% due 04/15/2025*	607,000	651,007

		1,081,570

Airlines – 0.7%
American Airlines, Inc. Senior Sec. Notes 11.75% due 07/15/2025*	940,000	1,084,055
Delta Air Lines, Inc. Senior Sec. Notes 7.00% due 05/01/2025*	723,000	834,741

United Airlines Holdings, Inc. Company Guar. Notes 4.88% due 01/15/2025		438,000	431,014
United Airlines Holdings, Inc. Company Guar. Notes 5.00% due 02/01/2024		411,000	407,918

			2,757,728

Applications Software – 0.2%
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*		570,000	608,771

Auction Houses/Art Dealers – 0.2%
Sotheby’s Senior Sec. Notes 7.38% due 10/15/2027*		871,000	933,059

Auto-Cars/Light Trucks – 1.2%
Daimler Finance North America LLC Company Guar. Notes 2.00% due 07/06/2021*		378,000	380,995
Ford Motor Co. Senior Notes 4.75% due 01/15/2043		1,112,000	1,134,240
Ford Motor Co. Senior Notes 6.63% due 10/01/2028		865,000	1,016,332
Ford Motor Co. Senior Notes 7.45% due 07/16/2031		526,000	674,595
General Motors Financial Co., Inc. Senior Notes 0.20% due 09/02/2022	EUR	685,000	838,134
General Motors Financial Co., Inc. Senior Notes 0.85% due 02/26/2026	EUR	225,000	276,367
General Motors Financial Co., Inc. Senior Notes 2.75% due 06/20/2025		132,000	141,148
Hyundai Capital America Senior Notes 3.40% due 06/20/2024*		88,000	93,825

			4,555,636

Auto-Heavy Duty Trucks – 0.3%
Allison Transmission, Inc. Company Guar. Notes 3.75% due 01/30/2031*		650,000	665,031
JB Poindexter & Co., Inc. Senior Notes 7.13% due 04/15/2026*		495,000	523,463
PACCAR Financial Corp. Senior Notes 0.80% due 06/08/2023		85,000	85,910

			1,274,404

Auto/Truck Parts & Equipment-Original – 0.1%
Dana, Inc. Senior Notes 5.38% due 11/15/2027		379,000	401,740

Banks-Commercial – 0.5%
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025		254,000	292,214
BankUnited, Inc. Sub. Notes 5.13% due 06/11/2030		329,000	384,815
Citizens Financial Group, Inc. Sub. Notes 2.64% due 09/30/2032*		154,000	162,246
First Horizon Bank Sub. Notes 5.75% due 05/01/2030		250,000	291,077
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037		219,000	334,174
Santander Holdings USA, Inc. Senior Notes 3.24% due 10/05/2026		68,000	73,849
Signature Bank New York Sub. Notes 4.00% due 10/15/2030		243,000	246,727
Zions Bancorp NA Sub. Notes 3.25% due 10/29/2029		250,000	263,391

			2,048,493

Banks-Super Regional – 0.2%
Wells Fargo & Co. Senior Notes 2.39% due 06/02/2028		30,000	31,939
Wells Fargo & Co. Senior Notes 3.07% due 04/30/2041		212,000	230,613
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027		67,000	78,509
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044		197,000	252,696

			593,757

Batteries/Battery Systems – 0.3%
Energizer Holdings, Inc. Company Guar. Notes 4.38% due 03/31/2029*		495,000	512,582
EnerSys Company Guar. Notes 5.00% due 04/30/2023*		780,000	816,075

			1,328,657

Brewery – 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046		183,000	237,942

Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	290,000	366,967

		604,909

Broadcast Services/Program – 0.4%
Discovery Communications LLC Company Guar. Notes 5.30% due 05/15/2049	126,000	166,243
Univision Communications, Inc. Senior Sec. Notes 5.13% due 02/15/2025*	67,000	67,502
Univision Communications, Inc. Senior Sec. Notes 6.63% due 06/01/2027*	1,214,000	1,303,897

		1,537,642

Building & Construction Products-Misc. – 0.2%
Owens Corning Senior Notes 4.30% due 07/15/2047	173,000	207,942
Standard Industries, Inc. Senior Notes 3.38% due 01/15/2031*	415,000	417,075
Standard Industries, Inc. Senior Notes 5.00% due 02/15/2027*	135,000	141,075

		766,092

Building Products-Air & Heating – 0.1%
Carrier Global Corp. Senior Notes 2.70% due 02/15/2031	59,000	63,391
Carrier Global Corp. Senior Notes 2.72% due 02/15/2030	68,000	72,720
Carrier Global Corp. Senior Notes 3.38% due 04/05/2040	183,000	200,756

		336,867

Building Products-Doors & Windows – 0.2%
Griffon Corp. Company Guar. Notes 5.75% due 03/01/2028	730,000	771,975

Building Products-Wood – 0.1%
Boise Cascade Co. Company Guar. Notes 4.88% due 07/01/2030*	242,000	261,965
Masco Corp. Senior Notes 2.00% due 10/01/2030	139,000	141,519

		403,484

Cable/Satellite TV – 1.0%
Block Communications, Inc. Company Guar. Notes 4.88% due 03/01/2028*	697,000	717,910
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	203,000	214,673
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 06/01/2029*	565,000	619,381
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.70% due 04/01/2051	34,000	35,307
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.85% due 04/01/2061	149,000	150,214
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	93,000	111,079
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038	25,000	31,224
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	66,000	90,423
Comcast Corp. Company Guar. Notes 2.45% due 08/15/2052	114,000	110,630
Comcast Corp. Company Guar. Notes 3.30% due 02/01/2027	130,000	146,664
Comcast Corp. Company Guar. Notes 3.75% due 04/01/2040	56,000	67,649
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	54,000	66,087
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	101,000	133,101
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	425,000	460,020
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	689,000	730,340
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	143,000	196,299

		3,881,001

Casino Hotels – 0.2%
Boyd Gaming Corp. Company Guar. Notes 4.75% due 12/01/2027		271,000	281,501
Boyd Gaming Corp. Company Guar. Notes 6.38% due 04/01/2026		355,000	368,778

			650,279

Casino Services – 0.2%
Caesars Entertainment, Inc. Senior Sec. Notes 6.25% due 07/01/2025*		630,000	670,950

Cellular Telecom – 0.1%
T-Mobile USA, Inc. Senior Sec. Notes 2.25% due 11/15/2031*		203,000	208,347
T-Mobile USA, Inc. Senior Sec. Notes 3.00% due 02/15/2041*		24,000	24,881
T-Mobile USA, Inc. Senior Sec. Notes 3.60% due 11/15/2060*		85,000	90,223

			323,451

Chemicals-Diversified – 0.1%
LYB International Finance III LLC Company Guar. Notes 3.80% due 10/01/2060		77,000	82,697
Westlake Chemical Corp. Senior Notes 1.63% due 07/17/2029	EUR	160,000	203,582
Westlake Chemical Corp. Senior Notes 3.38% due 06/15/2030		200,000	219,995

			506,274

Chemicals-Specialty – 0.4%
Ecolab, Inc. Senior Notes 2.38% due 08/10/2022		148,000	152,562
Huntsman International LLC Senior Notes 4.50% due 05/01/2029		155,000	178,586
Minerals Technologies, Inc. Company Guar. Notes 5.00% due 07/01/2028*		495,000	517,968
Tronox, Inc. Company Guar. Notes 6.50% due 04/15/2026*		630,000	655,987

			1,505,103

Coal – 0.2%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*		745,000	739,561

Commercial Services – 0.2%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*		156,000	156,410
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.63% due 10/01/2028*		161,000	174,935
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.88% due 10/01/2030*		255,000	288,469

			619,814

Commercial Services-Finance – 0.3%
MPH Acquisition Holdings LLC Company Guar. Notes 5.75% due 11/01/2028*		685,000	673,218
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. Company Guar. Notes 4.63% due 11/01/2026*		488,000	507,520

			1,180,738

Computer Services – 0.4%
Banff Merger Sub, Inc. Senior Notes 9.75% due 09/01/2026*		755,000	815,513
Leidos, Inc. Company Guar. Notes 2.30% due 02/15/2031*		84,000	85,529
Leidos, Inc. Company Guar. Notes 3.63% due 05/15/2025*		79,000	88,329
Leidos, Inc. Company Guar. Notes 4.38% due 05/15/2030*		45,000	53,885
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Sec. Notes 5.75% due 06/01/2025*		109,000	115,813
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Notes 6.75% due 06/01/2025*		450,000	465,097

			1,624,166

Computers – 0.4%
Apple, Inc. Senior Notes 2.05% due 09/11/2026		109,000	116,556
Dell International LLC/EMC Corp. Company Guar. Notes 7.13% due 06/15/2024*		590,000	611,904
Dell International LLC/EMC Corp. Senior Sec. Notes 8.10% due 07/15/2036*		152,000	224,790
Hewlett Packard Enterprise Co. Senior Notes 1.75% due 04/01/2026		320,000	331,414

Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035		136,000	175,484

			1,460,148

Computers-Integrated Systems – 0.2%
Diebold Nixdorf, Inc. Company Guar. Notes 8.50% due 04/15/2024		420,000	425,250
Diebold Nixdorf, Inc. Senior Sec. Notes 9.38% due 07/15/2025*		279,000	312,480

			737,730

Consumer Products-Misc. – 0.1%
Central Garden & Pet Co. Company Guar. Notes 5.13% due 02/01/2028		375,000	398,790

Containers-Metal/Glass – 0.1%
Silgan Holdings, Inc. Senior Notes 4.75% due 03/15/2025		501,000	509,141

Containers-Paper/Plastic – 0.0%
Sonoco Products Co Senior Notes 3.13% due 05/01/2030		121,000	134,473

Cosmetics & Toiletries – 0.3%
Coty, Inc. Company Guar. Notes 6.50% due 04/15/2026*		986,000	958,806

Data Processing/Management – 0.1%
Fiserv, Inc. Senior Notes 1.63% due 07/01/2030	EUR	375,000	503,385

Direct Marketing – 0.2%
Terrier Media Buyer, Inc. Company Guar. Notes 8.88% due 12/15/2027*		675,000	744,187

Distribution/Wholesale – 0.5%
H&E Equipment Services, Inc. Company Guar. Notes 3.88% due 12/15/2028*		680,000	687,276
KAR Auction Services, Inc. Company Guar. Notes 5.13% due 06/01/2025*		563,000	579,344
Performance Food Group, Inc. Company Guar. Notes 5.50% due 10/15/2027*		588,000	620,340

			1,886,960

Diversified Banking Institutions – 1.3%
Bank of America Corp. Senior Notes 1.90% due 07/23/2031		127,000	128,313
Bank of America Corp. Senior Notes 2.46% due 10/22/2025		251,000	267,573
Bank of America Corp. Senior Notes 4.08% due 03/20/2051		32,000	40,412
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027		773,000	896,746
Citigroup, Inc. Senior Notes 2.75% due 01/24/2024	GBP	100,000	145,610
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028		65,000	73,691
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027		188,000	222,242
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046		103,000	137,610
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033		150,000	202,259
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033		155,000	213,029
Goldman Sachs Group, Inc. Senior Notes 0.88% due 01/21/2030	EUR	165,000	211,329
Goldman Sachs Group, Inc. Senior Notes 3.50% due 11/16/2026		278,000	312,095
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037		282,000	431,505
JPMorgan Chase & Co. Senior Notes 0.65% due 09/16/2024		185,000	185,980
JPMorgan Chase & Co. Senior Notes 2.01% due 03/13/2026		410,000	430,661
JPMorgan Chase & Co. Senior Notes 2.53% due 11/19/2041		346,000	355,104
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031		46,000	50,443
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2051		54,000	60,124
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029		111,000	126,239
Morgan Stanley Senior Notes 3.62% due 04/01/2031		62,000	72,112
Morgan Stanley Senior Notes 3.63% due 01/20/2027		327,000	374,486

Morgan Stanley Sub. Notes 5.00% due 11/24/2025		27,000	32,274

			4,969,837

Diversified Manufacturing Operations – 0.1%
General Electric Co. Senior Notes 1.88% due 05/28/2027	EUR	200,000	263,170
General Electric Co. Senior Notes 4.35% due 05/01/2050		48,000	58,375
Illinois Tool Works, Inc. Senior Notes 3.50% due 03/01/2024		100,000	108,807

			430,352

Drug Delivery Systems – 0.1%
Becton Dickinson and Co. Senior Notes 1.90% due 12/15/2026	EUR	190,000	250,590

E-Commerce/Products – 0.0%
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034		70,000	96,048

E-Commerce/Services – 0.2%
GrubHub Holdings, Inc. Company Guar. Notes 5.50% due 07/01/2027*		849,000	890,389

Electric Products-Misc. – 0.0%
Emerson Electric Co. Senior Notes 0.88% due 10/15/2026		124,000	124,811

Electric-Distribution – 0.2%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.35% due 03/15/2031		150,000	148,022
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.85% due 01/27/2025		121,000	131,507
NextEra Energy Operating Partners LP Company Guar. Notes 4.25% due 07/15/2024*		425,000	454,750
NSTAR Electric Co. Senior Notes 3.95% due 04/01/2030		111,000	134,622

			868,901

Electric-Generation – 0.4%
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046		126,000	161,129
Liberty Utilities Finance GP Company Guar. Notes 2.05% due 09/15/2030*		81,000	81,419
Pattern Energy Operations LP/Pattern Energy Operations, Inc. Company Guar. Notes 4.50% due 08/15/2028*		500,000	527,500
Vistra Operations Co. LLC Company Guar. Notes 5.00% due 07/31/2027*		539,000	571,340

			1,341,388

Electric-Integrated – 1.2%
AEP Texas, Inc. Senior Notes 4.15% due 05/01/2049		48,000	59,345
AES Corp. Senior Notes 2.45% due 01/15/2031*		207,000	209,792
Appalachian Power Co. Senior Notes 3.70% due 05/01/2050		121,000	145,227
Avangrid, Inc. Senior Notes 3.20% due 04/15/2025		299,000	327,327
Consolidated Edison Co. of New York, Inc. Senior Notes 3.95% due 04/01/2050		28,000	34,115
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033		230,000	301,635
DTE Electric Co. General Refunding Mtg. 3.95% due 03/01/2049		222,000	287,963
Entergy Texas, Inc. 1st Mtg. Bonds 4.50% due 03/30/2039		227,000	286,611
Exelon Corp. Senior Notes 4.70% due 04/15/2050		89,000	118,346
Exelon Generation Co. LLC Senior Notes 3.25% due 06/01/2025		3,000	3,271
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031		194,000	276,637
Interstate Power & Light Co. Senior Notes 3.50% due 09/30/2049		91,000	104,614
Kentucky Utilities Co. 1st Mtg. Bonds 3.30% due 06/01/2050		49,000	55,525
Pacific Gas & Electric Co. 1st Mtg. Notes 3.95% due 12/01/2047		100,000	103,633
Pacific Gas & Electric Co. 1st Mtg. Notes 4.30% due 03/15/2045		119,000	126,873
Public Service Co. of Colorado 1st Mtg. Bonds 2.70% due 01/15/2051		230,000	246,209

Public Service Co. of Colorado 1st Mtg. Notes 3.70% due 06/15/2028	186,000	216,894
Public Service Co. of Colorado 1st Mtg. Bonds 4.10% due 06/15/2048	129,000	167,601
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	201,000	316,757
Southern California Edison Co. 1st Mtg. Bonds 3.65% due 02/01/2050	10,000	11,358
Talen Energy Supply LLC Senior Sec. Notes 6.63% due 01/15/2028*	529,000	552,805
Talen Energy Supply LLC Senior Sec. Notes 7.25% due 05/15/2027*	425,000	452,625

		4,405,163

Electronic Components-Semiconductors – 0.2%
Broadcom, Inc. Company Guar. Notes 4.15% due 11/15/2030	90,000	104,199
Broadcom, Inc. Company Guar. Notes 5.00% due 04/15/2030	57,000	69,290
NVIDIA Corp. Senior Notes 3.70% due 04/01/2060	111,000	142,622
ON Semiconductor Corp. Company Guar. Notes 3.88% due 09/01/2028*	410,000	424,350

		740,461

Electronic Measurement Instruments – 0.0%
Trimble, Inc. Senior Notes 4.75% due 12/01/2024	10,000	11,430

Electronic Parts Distribution – 0.3%
Arrow Electronics, Inc. Senior Notes 4.00% due 04/01/2025	61,000	67,098
Ingram Micro, Inc. Senior Notes 5.45% due 12/15/2024	860,000	989,207

		1,056,305

Enterprise Software/Service – 0.3%
Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024	604,000	640,240
Oracle Corp. Senior Notes 2.50% due 04/01/2025	291,000	312,755

		952,995

Entertainment Software – 0.0%
Activision Blizzard, Inc. Senior Notes 2.50% due 09/15/2050	103,000	100,672

Finance-Auto Loans – 0.2%
Credit Acceptance Corp. Company Guar. Notes 5.13% due 12/31/2024*	80,000	83,200
Credit Acceptance Corp. Company Guar. Notes 6.63% due 03/15/2026	757,000	806,205

		889,405

Finance-Consumer Loans – 0.7%
Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*	935,000	906,950
Enova International, Inc. Company Guar. Notes 8.50% due 09/15/2025*	72,000	70,020
Springleaf Finance Corp. Company Guar. Notes 5.38% due 11/15/2029	440,000	495,000
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	425,000	493,531
Synchrony Financial Senior Notes 4.50% due 07/23/2025	520,000	584,983

		2,550,484

Finance-Credit Card – 0.3%
Alliance Data Systems Corp. Company Guar. Notes 4.75% due 12/15/2024*	998,000	1,007,980
American Express Co. Senior Notes 3.40% due 02/22/2024	60,000	65,117
American Express Co. Senior Notes 4.20% due 11/06/2025	82,000	95,207
Visa, Inc. Senior Notes 0.75% due 08/15/2027	50,000	49,857

		1,218,161

Finance-Investment Banker/Broker – 0.1%
LPL Holdings, Inc. Company Guar. Notes 4.63% due 11/15/2027*	105,000	108,675
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	406,000	419,975

		528,650

Finance-Mortgage Loan/Banker – 0.5%
Genworth Mtg. Holdings, Inc. Senior Notes 6.50% due 08/15/2025*	408,000	441,660
LD Holdings Group LLC Company Guar. Notes 6.50% due 11/01/2025*	655,000	689,387

Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. Company Guar. Notes 3.63% due 03/01/2029*	624,000	636,480
Quicken Loans, Inc. Company Guar. Notes 5.25% due 01/15/2028*	143,000	152,653

		1,920,180

Financial Guarantee Insurance – 0.1%
NMI Holdings, Inc. Senior Sec. Notes 7.38% due 06/01/2025*	350,000	392,000

Food-Meat Products – 0.1%
Smithfield Foods, Inc. Company Guar. Notes 4.25% due 02/01/2027*	85,000	94,423
Smithfield Foods, Inc. Senior Notes 5.20% due 04/01/2029*	81,000	96,437

		190,860

Food-Misc./Diversified – 0.6%
Conagra Brands, Inc. Senior Notes 7.00% due 10/01/2028	121,000	163,139
Dole Food Co., Inc. Senior Sec. Notes 7.25% due 06/15/2025*	705,000	719,100
Kraft Heinz Foods Co. Company Guar. Notes 4.88% due 10/01/2049*	382,000	445,650
Lamb Weston Holdings, Inc. Company Guar. Notes 4.63% due 11/01/2024*	670,000	698,475
Mars, Inc. Senior Notes 2.38% due 07/16/2040*	77,000	78,861
Nestle Holdings, Inc. Company Guar. Notes 3.50% due 09/24/2025*	152,000	170,704

		2,275,929

Food-Retail – 0.3%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 4.63% due 01/15/2027*	532,000	565,915
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 5.75% due 03/15/2025	313,000	322,390

Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 5.88% due 02/15/2028*	308,000	335,163

		1,223,468

Food-Wholesale/Distribution – 0.4%
C&S Group Enterprises LLC Company Guar. Notes 5.00% due 12/15/2028*	680,000	678,014
Sysco Corp. Company Guar. Notes 2.40% due 02/15/2030	125,000	130,071
Sysco Corp. Company Guar. Notes 5.95% due 04/01/2030	43,000	56,504
Sysco Corp. Company Guar. Bonds 6.60% due 04/01/2040	120,000	175,531
Sysco Corp. Company Guar. Notes 6.60% due 04/01/2050	49,000	75,468
US Foods, Inc. Senior Sec. Notes 6.25% due 04/15/2025*	518,000	553,612

		1,669,200

Hotels/Motels – 0.4%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. Company Guar. Notes 6.13% due 12/01/2024	755,000	790,862
Wyndham Destinations, Inc. Senior Sec. Notes 6.63% due 07/31/2026*	180,000	206,100
Wyndham Worldwide Corp. Senior Sec. Notes 6.00% due 04/01/2027	596,000	667,520

		1,664,482

Human Resources – 0.2%
Korn Ferry International Company Guar. Notes 4.63% due 12/15/2027*	727,000	756,080

Independent Power Producers – 0.7%
Calpine Corp. Senior Sec. Notes 3.75% due 03/01/2031*	810,000	802,167
Clearway Energy Operating LLC Company Guar. Notes 4.75% due 03/15/2028*	585,000	627,413
NRG Energy, Inc. Senior Notes 3.38% due 02/15/2029*	228,000	233,426
NRG Energy, Inc. Senior Notes 3.63% due 02/15/2031*	655,000	673,864

NRG Yield Operating LLC Company Guar. Notes 5.00% due 09/15/2026		375,000	388,125

			2,724,995

Industrial Gases – 0.1%
Air Products and Chemicals, Inc. Senior Notes 0.80% due 05/05/2032	EUR	200,000	259,566

Instruments-Controls – 0.0%
Honeywell International, Inc. Senior Notes 0.48% due 08/19/2022		92,000	92,147

Insurance Brokers – 0.0%
Willis North America, Inc. Company Guar. Notes 3.88% due 09/15/2049		40,000	48,772

Insurance-Life/Health – 0.4%
Athene Global Funding Sec. Notes 1.13% due 09/02/2025	EUR	490,000	618,764
Brighthouse Financial, Inc. Senior Notes 4.70% due 06/22/2047		42,000	43,858
Brighthouse Financial, Inc. Senior Notes 5.63% due 05/15/2030		131,000	161,717
Ohio National Financial Services, Inc. Senior Notes 5.55% due 01/24/2030*		200,000	209,091
Principal Life Global Funding II Sec. Notes 0.50% due 01/08/2024*		125,000	125,271
Prudential Financial, Inc. Senior Notes 1.50% due 03/10/2026		280,000	290,521
Unum Group Senior Notes 4.50% due 03/15/2025		49,000	55,500

			1,504,722

Insurance-Property/Casualty – 0.1%
Chubb INA Holdings, Inc. Company Guar. Notes 1.55% due 03/15/2028	EUR	150,000	201,196

Insurance-Reinsurance – 0.0%
Berkshire Hathaway Finance Corp. Company Guar. Notes 2.85% due 10/15/2050		71,000	76,039

Internet Connectivity Services – 0.1%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*		407,000	418,701

Internet Content-Entertainment – 0.3%
Netflix, Inc. Senior Notes 3.63% due 06/15/2025*		1,025,000	1,097,508

Internet Telephone – 0.1%
Cablevision Lightpath LLC Senior Sec. Notes 3.88% due 09/15/2027*		430,000	432,688

Investment Management/Advisor Services – 0.2%
AG Issuer LLC Senior Sec. Notes 6.25% due 03/01/2028*		668,000	675,515
Ameriprise Financial, Inc. Senior Notes 3.00% due 03/22/2022		120,000	123,920

			799,435

Machinery-Construction & Mining – 0.1%
Caterpillar Financial Services Corp. Senior Notes 0.65% due 07/07/2023		195,000	196,634
Caterpillar Financial Services Corp. Senior Notes 1.10% due 09/14/2027		147,000	148,522

			345,156

Machinery-Farming – 0.1%
CNH Industrial Capital LLC Company Guar. Notes 1.88% due 01/15/2026		124,000	129,859
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024		217,000	238,033
John Deere Capital Corp. Senior Notes 3.65% due 10/12/2023		79,000	86,246

			454,138

Medical Labs & Testing Services – 0.1%
Catalent Pharma Solutions, Inc. Company Guar. Notes 5.00% due 07/15/2027*		216,000	228,126

Medical Products – 0.1%
Stryker Corp. Senior Notes 1.00% due 12/03/2031	EUR	340,000	434,162

Medical-Biomedical/Gene – 0.2%
Amgen, Inc. Senior Notes 3.15% due 02/21/2040		388,000	427,114
Regeneron Pharmaceuticals, Inc. Senior Notes 1.75% due 09/15/2030		146,000	143,772
Regeneron Pharmaceuticals, Inc. Senior Bonds 2.80% due 09/15/2050		82,000	79,531

			650,417

Medical-Drugs – 0.2%
AbbVie, Inc. Senior Notes 4.05% due 11/21/2039		114,000	137,965
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049		135,000	169,266

Bristol-Myers Squibb Co. Senior Notes 0.75% due 11/13/2025	167,000	168,146
Bristol-Myers Squibb Co. Senior Notes 4.55% due 02/20/2048	8,000	11,159
Bristol-Myers Squibb Co. Senior Notes 4.63% due 05/15/2044	81,000	110,290
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.38% due 05/15/2023	90,000	96,423

		693,249

Medical-Generic Drugs – 0.2%
Par Pharmaceutical, Inc. Senior Sec. Notes 7.50% due 04/01/2027*	456,000	494,760
Viatris, Inc. Company Guar. Notes 4.00% due 06/22/2050*	253,000	289,859

		784,619

Medical-HMO – 0.0%
UnitedHealth Group, Inc. Senior Notes 1.25% due 01/15/2026	152,000	156,694

Medical-Hospitals – 1.2%
Acadia Healthcare Co., Inc. Company Guar. Notes 5.00% due 04/15/2029*	120,000	128,100
Acadia Healthcare Co., Inc. Company Guar. Notes 5.50% due 07/01/2028*	548,000	588,580
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.63% due 03/15/2027*	517,000	555,904
HCA, Inc. Company Guar. Notes 3.50% due 09/01/2030	960,000	1,020,073
LifePoint Health, Inc. Senior Sec. Notes 4.38% due 02/15/2027*	604,000	604,755
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024	700,000	717,514
Tenet Healthcare Corp. Company Guar. Notes 6.13% due 10/01/2028*	849,000	884,641

		4,499,567

Medical-Wholesale Drug Distribution – 0.0%
Cardinal Health, Inc. Senior Notes 4.60% due 03/15/2043	139,000	164,300

Metal-Copper – 0.4%
Freeport-McMoRan, Inc. Company Guar. Notes 4.13% due 03/01/2028	380,000	398,525
Freeport-McMoRan, Inc. Company Guar. Notes 4.25% due 03/01/2030	343,000	369,582
Freeport-McMoRan, Inc. Company Guar. Notes 4.38% due 08/01/2028	416,000	442,000
Freeport-McMoRan, Inc. Company Guar. Notes 4.63% due 08/01/2030	251,000	275,473

		1,485,580

Metal-Iron – 0.3%
Cleveland-Cliffs, Inc. Company Guar. Notes 5.75% due 03/01/2025	392,000	397,880
Cleveland-Cliffs, Inc. Senior Sec. Notes 6.75% due 03/15/2026*	676,000	730,080

		1,127,960

Multimedia – 0.3%
E.W. Scripps Co. Company Guar. Notes 5.13% due 05/15/2025*	897,000	915,599
Walt Disney Co. Company Guar. Bonds 2.75% due 09/01/2049	174,000	184,088

		1,099,687

Non-Hazardous Waste Disposal – 0.2%
Covanta Holding Corp. Company Guar. Notes 5.00% due 09/01/2030	591,000	632,333

Non-Profit Charity – 0.0%
Ford Foundation Notes 2.82% due 06/01/2070	109,000	116,708

Oil Companies-Exploration & Production – 1.8%
Apache Corp. Senior Notes 4.38% due 10/15/2028	450,000	468,441
Apache Corp. Senior Notes 4.63% due 11/15/2025	68,000	71,877
Apache Corp. Senior Notes 4.75% due 04/15/2043	403,000	417,857
Apache Corp. Senior Notes 4.88% due 11/15/2027	121,000	128,260
Callon Petroleum Co. Company Guar. Notes 6.38% due 07/01/2026	560,000	288,400
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	151,000	154,805
Continental Resources, Inc. Company Guar. Notes 5.75% due 01/15/2031*	371,000	411,803

Diamondback Energy, Inc. Company Guar. Notes 3.50% due 12/01/2029		150,000	160,247
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.75% due 01/30/2028*		325,000	350,577
EOG Resources, Inc. Senior Bonds 4.95% due 04/15/2050		129,000	174,852
Hess Corp. Senior Notes 6.00% due 01/15/2040		191,000	235,954
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*		1,188,000	1,182,559
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037		162,000	200,245
Marathon Oil Corp. Senior Notes 6.80% due 03/15/2032		89,000	109,709
Noble Energy, Inc. Senior Notes 4.20% due 10/15/2049		73,000	95,130
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043		132,000	189,611
Occidental Petroleum Corp. Senior Notes 5.88% due 09/01/2025		382,000	406,830
Occidental Petroleum Corp. Senior Notes 6.13% due 01/01/2031		324,000	346,745
Occidental Petroleum Corp. Senior Notes 6.38% due 09/01/2028		589,000	621,395
Occidental Petroleum Corp. Senior Notes 7.50% due 05/01/2031		50,000	56,341
Pioneer Natural Resources Co. Senior Notes 1.90% due 08/15/2030		115,000	113,984
Southwestern Energy Co. Company Guar. Notes 7.50% due 04/01/2026		360,000	377,640
Southwestern Energy Co. Company Guar. Notes 8.38% due 09/15/2028		223,000	241,955

			6,805,217

Oil Companies-Integrated – 0.3%
BP Capital Markets America, Inc. Company Guar. Notes 2.77% due 11/10/2050		195,000	194,331
BP Capital Markets America, Inc. Company Guar. Notes 3.54% due 04/06/2027		335,000	381,257
Chevron Corp. Senior Notes 1.55% due 05/11/2025		234,000	243,355
Chevron USA, Inc. Company Guar. Notes 1.02% due 08/12/2027		85,000	85,418
Exxon Mobil Corp. Senior Notes 1.41% due 06/26/2039	EUR	215,000	275,237

			1,179,598

Oil Field Machinery & Equipment – 0.0%
Hi-Crush, Inc. Escrow Notes 9.50% due 08/01/2026*†		683,000	11,099

Oil Refining & Marketing – 0.2%
PBF Holding Co. LLC/PBF Finance Corp. Company Guar. Notes 6.00% due 02/15/2028		678,000	387,307
Phillips 66 Company Guar. Notes 2.15% due 12/15/2030		120,000	121,821
Valero Energy Corp. Senior Notes 2.15% due 09/15/2027		90,000	91,959

			601,087

Oil-Field Services – 0.6%
Apergy Corp. Company Guar. Notes 6.38% due 05/01/2026		495,000	499,950
Archrock Partners LP/Archrock Partners Finance Corp. Company Guar. Notes 6.88% due 04/01/2027*		616,000	662,970
Halliburton Co. Senior Notes 2.92% due 03/01/2030		58,000	61,129
Halliburton Co. Senior Notes 4.75% due 08/01/2043		68,000	76,842
Nine Energy Service, Inc. Company Guar. Notes 8.75% due 11/01/2023*		684,000	304,380
Schlumberger Holdings Corp. Senior Notes 4.00% due 12/21/2025*		124,000	140,903
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026		592,000	618,640

			2,364,814

Paper & Related Products – 0.4%
Clearwater Paper Corp. Company Guar. Notes 4.75% due 08/15/2028*		675,000	698,625

Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044		305,000	386,664
Georgia-Pacific LLC Senior Notes 0.95% due 05/15/2026*		215,000	216,059
Georgia-Pacific LLC Senior Notes 1.75% due 09/30/2025*		248,000	259,285

			1,560,633

Petrochemicals – 0.0%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 3.30% due 05/01/2023*		79,000	83,618

Pharmacy Services – 0.1%
CVS Health Corp. Senior Notes 2.70% due 08/21/2040		51,000	51,594
CVS Health Corp. Senior Notes 4.25% due 04/01/2050		60,000	75,053
CVS Health Corp. Senior Notes 4.78% due 03/25/2038		206,000	260,998
CVS Health Corp. Senior Notes 5.05% due 03/25/2048		63,000	85,383

			473,028

Pipelines – 2.6%
Buckeye Partners LP Senior Notes 4.13% due 03/01/2025*		248,000	251,100
Buckeye Partners LP Senior Notes 4.50% due 03/01/2028*		563,000	579,890
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 3.70% due 11/15/2029		123,000	136,932
Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029		392,000	414,650
Cheniere Energy Partners LP Senior Sec. Notes 5.25% due 10/01/2025		308,000	316,085
Cheniere Energy, Inc. Senior Sec. Notes 4.63% due 10/15/2028*		432,000	453,600
Colonial Enterprises, Inc. Company Guar. Notes 3.25% due 05/15/2030*		54,000	61,076
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp. Company Guar. Notes 4.15% due 08/15/2026*		71,000	80,677
DCP Midstream Operating LP Company Guar. Notes 5.60% due 04/01/2044		165,000	170,151
DCP Midstream Operating LP Company Guar. Notes 5.63% due 07/15/2027		294,000	326,340
DCP Midstream Operating LP Company Guar. Notes 6.75% due 09/15/2037*		130,000	140,400
Enable Midstream Partners LP Senior Notes 4.95% due 05/15/2028		86,000	88,907
Energy Transfer Operating LP Company Guar. Notes 4.90% due 03/15/2035		180,000	198,173
Energy Transfer Operating LP Company Guar. Notes 6.13% due 12/15/2045		159,000	187,826
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045		21,000	16,735
Enterprise Products Operating LLC Company Guar. Notes 3.70% due 01/31/2051		128,000	140,900
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048		94,000	110,213
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024		848,000	826,800
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.50% due 10/01/2025		250,000	243,125
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 8.00% due 01/15/2027		395,000	391,129
Gray Oak Pipeline LLC Senior Notes 2.00% due 09/15/2023*		185,000	187,879
Gray Oak Pipeline LLC Senior Notes 3.45% due 10/15/2027*		109,000	113,852
Harvest Midstream I LP Senior Notes 7.50% due 09/01/2028*		823,000	875,466
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 5.00% due 02/01/2028*		815,000	821,113
Kinder Morgan, Inc. Company Guar. Notes 1.50% due 03/16/2022	EUR	175,000	217,665

Kinder Morgan, Inc. Company Guar. Notes 5.05% due 02/15/2046	113,000	137,948
MPLX LP Senior Notes 2.65% due 08/15/2030	93,000	97,465
NuStar Logistics LP Company Guar. Notes 5.75% due 10/01/2025	252,000	268,380
NuStar Logistics LP Company Guar. Notes 6.38% due 10/01/2030	379,000	429,331
ONEOK Partners LP Company Guar. Notes 6.65% due 10/01/2036	70,000	88,445
ONEOK, Inc. Company Guar. Notes 3.10% due 03/15/2030	72,000	76,701
ONEOK, Inc. Company Guar. Notes 7.15% due 01/15/2051	48,000	66,290
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.30% due 01/31/2043	57,000	56,082
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.50% due 05/15/2030*	85,000	100,749
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.35% due 05/15/2045	20,000	22,032
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 4.88% due 02/01/2031*	499,000	543,706
Valero Energy Partners LP Company Guar. Notes 4.38% due 12/15/2026	168,000	194,470
Williams Cos., Inc. Senior Notes 5.75% due 06/24/2044	254,000	329,196

		9,761,479

Poultry – 0.1%
Pilgrim’s Pride Corp. Company Guar. Notes 5.88% due 09/30/2027*	406,000	440,352

Protection/Safety – 0.5%
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 3.38% due 08/31/2027*	480,000	476,400
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.25% due 04/15/2024*	513,000	547,628
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.75% due 04/15/2026*	230,000	251,850
Prime Security Services Borrower LLC/Prime Finance, Inc. Sec. Notes 6.25% due 01/15/2028*	470,000	504,587

		1,780,465

Real Estate Investment Trusts – 2.4%
American Tower Corp. Senior Notes 3.10% due 06/15/2050	113,000	116,393
Columbia Property Trust Operating Partnership LP Company Guar. Notes 4.15% due 04/01/2025	130,000	137,103
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.25% due 06/01/2025	575,000	594,812
ESH Hospitality, Inc. Company Guar. Notes 4.63% due 10/01/2027*	340,000	348,500
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	270,000	276,750
Federal Realty Investment Trust Senior Notes 1.25% due 02/15/2026	161,000	163,955
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	265,000	304,133
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 3.75% due 09/15/2030*	170,000	176,375
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 5.25% due 07/15/2024*	522,000	542,880
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 6.00% due 04/15/2025*	296,000	316,720
Hospitality Properties Trust Senior Notes 4.38% due 02/15/2030	226,000	220,350
Host Hotels & Resorts LP Senior Notes 3.38% due 12/15/2029	63,000	64,798
Host Hotels & Resorts LP Senior Notes 3.50% due 09/15/2030	178,000	187,531
iStar, Inc. Senior Notes 4.25% due 08/01/2025	289,000	285,388

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. Company Guar. Notes 4.25% due 02/01/2027*	873,000	857,722
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.75% due 02/01/2027	515,000	577,763
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 3.50% due 03/15/2031	285,000	294,262
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	576,000	612,720
Omega Healthcare Investors, Inc. Company Guar. Notes 3.38% due 02/01/2031	103,000	107,977
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer Senior Sec. Notes 5.88% due 10/01/2028*	625,000	665,625
Piedmont Operating Partnership LP Company Guar. Notes 3.15% due 08/15/2030	143,000	146,423
Rexford Industrial Realty LP Company Guar. Notes 2.13% due 12/01/2030	56,000	56,073
Sabra Health Care LP Company Guar. Notes 5.13% due 08/15/2026	601,000	670,064
Service Properties Trust Senior Notes 4.75% due 10/01/2026	125,000	123,438
Service Properties Trust Company Guar. Notes 5.50% due 12/15/2027	59,000	64,508
Simon Property Group LP Senior Notes 3.25% due 09/13/2049	105,000	107,537
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025	790,000	809,750
Starwood Property Trust, Inc. Senior Notes 5.50% due 11/01/2023*	129,000	134,805
VEREIT Operating Partnership LP Company Guar. Notes 2.85% due 12/15/2032	66,000	69,013
Welltower, Inc. Senior Notes 2.75% due 01/15/2031	4,000	4,232

		9,037,600

Real Estate Management/Services – 0.3%
Cushman & Wakefield US Borrower LLC Senior Sec. Notes 6.75% due 05/15/2028*	511,000	563,378
Newmark Group, Inc. Senior Notes 6.13% due 11/15/2023	493,000	535,624

		1,099,002

Recycling – 0.2%
Harsco Corp. Company Guar. Notes 5.75% due 07/31/2027*	638,000	674,685

Rental Auto/Equipment – 0.3%
Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*	725,000	529,250
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.75% due 07/15/2027*	508,000	518,795

		1,048,045

Research & Development – 0.1%
Jaguar Holding Co. II/PPD Development LP Company Guar. Notes 4.63% due 06/15/2025*	92,000	97,024
Jaguar Holding Co. II/PPD Development LP Company Guar. Notes 5.00% due 06/15/2028*	375,000	400,313

		497,337

Resorts/Theme Parks – 0.3%
SeaWorld Parks & Entertainment, Inc. Senior Sec. Notes 8.75% due 05/01/2025*	415,000	448,200
Six Flags Entertainment Corp. Company Guar. Notes 5.50% due 04/15/2027*	540,000	554,850
Six Flags Theme Parks, Inc. Senior Sec. Notes 7.00% due 07/01/2025*	48,000	51,840

		1,054,890

Retail-Apparel/Shoe – 0.0%
Ross Stores, Inc. Senior Notes 1.88% due 04/15/2031	158,000	158,627

Retail-Appliances – 0.1%
Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022	464,000	454,720

Retail-Auto Parts – 0.1%
Advance Auto Parts, Inc. Company Guar. Notes 1.75% due 10/01/2027	92,000	93,435

Advance Auto Parts, Inc. Company Guar. Notes 3.90% due 04/15/2030		134,000	154,092
Genuine Parts Co. Senior Notes 1.88% due 11/01/2030		108,000	107,174

			354,701

Retail-Automobile – 0.0%
AutoNation, Inc. Senior Notes 4.75% due 06/01/2030		77,000	92,657

Retail-Pawn Shops – 0.1%
FirstCash, Inc. Company Guar. Notes 4.63% due 09/01/2028*		452,000	466,125

Retail-Petroleum Products – 0.2%
Murphy Oil USA, Inc. Company Guar. Notes 4.75% due 09/15/2029		569,000	605,274

Retail-Regional Department Stores – 0.1%
Kohl’s Corp. Senior Notes 5.55% due 07/17/2045		223,000	240,222
Kohl’s Corp. Senior Notes 9.50% due 05/15/2025		56,000	72,638

			312,860

Retail-Restaurants – 0.5%
Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*		344,000	358,620
Dave & Buster’s, Inc. Senior Sec. Notes 7.63% due 11/01/2025*		655,000	689,387
Golden Nugget, Inc. Senior Notes 6.75% due 10/15/2024*		685,000	680,082
McDonald’s Corp. Senior Notes 3.63% due 09/01/2049		72,000	84,493
McDonald’s Corp. Senior Notes 4.20% due 04/01/2050		69,000	88,706

			1,901,288

Satellite Telecom – 0.3%
Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026		901,000	1,019,454

Savings & Loans/Thrifts – 0.2%
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021		393,000	418,012

New York Community Bancorp, Inc. Sub. Notes 5.90% due 11/06/2028		159,000	165,044

			583,056

Security Services – 0.2%
Brink’s Co. Company Guar. Notes 4.63% due 10/15/2027*		711,000	742,995
Brink’s Co. Company Guar. Notes 5.50% due 07/15/2025*		68,000	72,590

			815,585

Shipbuilding – 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 4.20% due 05/01/2030		95,000	112,522

Steel-Producers – 0.2%
Commercial Metals Co. Senior Notes 5.75% due 04/15/2026		475,000	490,438
Reliance Steel & Aluminum Co. Senior Notes 2.15% due 08/15/2030		132,000	135,620

			626,058

Telecom Equipment-Fiber Optics – 0.1%
Corning, Inc. Senior Notes 5.45% due 11/15/2079		255,000	350,059

Telephone-Integrated – 1.3%
AT&T, Inc. Senior Notes 3.15% due 09/04/2036	EUR	135,000	208,644
AT&T, Inc. Senior Notes 3.55% due 09/15/2055*		39,000	38,868
AT&T, Inc. Senior Notes 4.50% due 05/15/2035		665,000	806,934
AT&T, Inc. Senior Notes 4.75% due 05/15/2046		54,000	66,610
AT&T, Inc. Senior Notes 4.85% due 07/15/2045		42,000	51,735
AT&T, Inc. Senior Notes 4.90% due 08/15/2037		68,000	85,272
CenturyLink, Inc. Senior Notes 5.13% due 12/15/2026*		484,000	511,085
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024		525,000	594,562
Frontier Communications Corp. Senior Sec. Notes 5.00% due 05/01/2028*		645,000	672,412

Verizon Communications, Inc. Senior Notes 1.50% due 09/18/2030		222,000	218,696
Verizon Communications, Inc. Senior Notes 1.85% due 05/18/2040	EUR	125,000	175,272
Verizon Communications, Inc. Senior Notes 2.50% due 04/08/2031	GBP	100,000	154,744
Verizon Communications, Inc. Senior Notes 2.99% due 10/30/2056*		131,000	131,866
Verizon Communications, Inc. Senior Notes 3.00% due 11/20/2060		88,000	88,884
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036		72,000	89,300
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034		142,000	177,206
Zayo Group Holdings, Inc. Senior Notes 6.13% due 03/01/2028*		646,000	683,145

			4,755,235

Television – 0.4%
Belo Corp. Company Guar. Notes 7.25% due 09/15/2027		373,000	428,950
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027		416,000	484,640
Scripps Escrow II, Inc. Senior Notes 5.38% due 01/15/2031*		61,000	63,593
Scripps Escrow, Inc. Company Guar. Notes 5.88% due 07/15/2027*		90,000	94,023
Viacom, Inc. Senior Notes 4.38% due 03/15/2043		499,000	589,552

			1,660,758

Theaters – 0.2%
Live Nation Entertainment, Inc. Senior Sec. Notes 3.75% due 01/15/2028*		120,000	121,248
Live Nation Entertainment, Inc. Company Guar. Notes 4.75% due 10/15/2027*		522,000	535,008

			656,256

Tools-Hand Held – 0.0%
Stanley Black & Decker, Inc. Senior Notes 3.40% due 03/01/2026		80,000	90,588

Transport-Air Freight – 0.3%
Cargo Aircraft Management, Inc. Company Guar. Notes 4.75% due 02/01/2028*		1,073,000	1,106,531

Transport-Equipment & Leasing – 0.1%
GATX Corp. Senior Notes 4.00% due 06/30/2030		82,000	96,908
GATX Corp. Senior Notes 4.35% due 02/15/2024		157,000	173,311

			270,219

Transport-Marine – 0.0%
Kirby Corp. Senior Notes 4.20% due 03/01/2028		129,000	143,079

Transport-Rail – 0.0%
Kansas City Southern Company Guar. Notes 2.88% due 11/15/2029		101,000	109,484
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048		54,000	67,982

			177,466

Transport-Services – 0.1%
FedEx Corp. Pass Through Trust Senior Sec. Notes Series 2020-1, Class AA 1.88% due 08/20/2035		164,000	168,865
United Parcel Service, Inc. Senior Notes 3.90% due 04/01/2025		95,000	107,330

			276,195

Trucking/Leasing – 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.35% due 11/01/2029*		31,000	33,746
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*		208,000	231,284
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.20% due 04/01/2027*		88,000	101,243

			366,273

Vitamins & Nutrition Products – 0.3%
HLF Financing SARL LLC/Herbalife International, Inc. Company Guar. Notes 7.25% due 08/15/2026*		956,000	1,014,254

Water – 0.0%
Essential Utilities, Inc. Senior Bonds 3.35% due 04/15/2050		84,000	93,615

Total U.S. Corporate Bonds & Notes (cost $139,920,239)			148,482,208

FOREIGN CORPORATE BONDS & NOTES – 15.9%
Aerospace/Defense – 0.1%
BAE Systems PLC Senior Notes 3.40% due 04/15/2030*		206,000	233,372

Agricultural Chemicals – 0.3%
Consolidated Energy Finance SA Senior Notes 6.88% due 06/15/2025*		519,000	526,136
OCI NV Senior Sec. Notes 5.25% due 11/01/2024*		588,000	610,785
Yara International ASA Senior Notes 3.15% due 06/04/2030*		56,000	60,636

			1,197,557

Airlines – 0.1%
Delta Air Lines/Skymiles Senior Sec. Notes 4.50% due 10/20/2025*		177,930	190,182
Delta Air Lines/Skymiles Senior Sec. Notes 4.75% due 10/20/2028*s		132,000	144,080

			334,262

Airport Development/Maintenance – 0.1%
Heathrow Funding, Ltd. Senior Sec. Notes 1.50% due 10/12/2027	EUR	170,000	217,208

Auto-Cars/Light Trucks – 0.0%
Volkswagen International Finance NV Company Guar. Notes 4.13% due 11/16/2038	EUR	100,000	174,747

Banks-Commercial – 1.4%
Banco de Credito del Peru Sub. Notes 3.13% due 07/01/2030*		300,000	307,128
Banco de Credito e Inversiones SA Senior Notes 3.50% due 10/12/2027		490,000	542,177
Banco de Sabadell SA Senior Notes 1.13% due 03/11/2027	EUR	200,000	252,370
Canadian Imperial Bank of Commerce Senior Notes 0.50% due 12/14/2023		116,000	116,333
Canadian Imperial Bank of Commerce Senior Notes 0.95% due 10/23/2025		85,000	86,209
Canadian Imperial Bank of Commerce Senior Notes 2.25% due 01/28/2025		224,000	237,937
Cooperatieve Rabobank UA Senior Notes 1.00% due 09/24/2026*		261,000	262,864
Danske Bank A/S Sub. Notes 1.38% due 02/12/2030	EUR	245,000	303,722
Danske Bank A/S Senior Notes 2.25% due 01/14/2028	GBP	100,000	143,081
Danske Bank A/S Senior Notes 3.88% due 09/12/2023*		200,000	215,505
Grupo Aval, Ltd. Company Guar. Notes 4.38% due 02/04/2030*		450,000	479,250
ING Groep NV Senior Notes 1.40% due 07/01/2026*		249,000	253,185
Intesa Sanpaolo SpA Senior Notes 1.75% due 03/20/2028	EUR	235,000	311,217
Intesa Sanpaolo SpA Senior Notes 1.75% due 07/04/2029	EUR	160,000	213,236
National Bank of Canada Company Guar. Notes 0.55% due 11/15/2024		250,000	250,702
Philippine National Bank Senior Notes 3.28% due 09/27/2024		600,000	635,414
Skandinaviska Enskilda Banken AB Sub. Notes 2.50% due 05/28/2026	EUR	200,000	246,691
Standard Chartered PLC Senior Notes 0.90% due 07/02/2027	EUR	325,000	414,932
Standard Chartered PLC Sub. Notes 3.27% due 02/18/2036*		200,000	209,396

			5,481,349

Banks-Special Purpose – 0.1%
Industrial Bank of Korea Senior Notes 1.04% due 06/22/2025*		312,000	315,750

Beverages-Non-alcoholic – 0.0%
Coca-Cola Femsa SAB de CV Company Guar. Notes 1.85% due 09/01/2032		152,000	152,190

Brewery – 0.1%
Anheuser-Busch InBev SA Company Guar. Notes 3.70% due 04/02/2040	EUR	125,000	215,612

Heineken NV Senior Notes 1.75% due 05/07/2040	EUR	175,000	245,120

			460,732

Building & Construction Products-Misc. – 0.1%
Whirlpool EMEA Finance SARL Company Guar. Notes 0.50% due 02/20/2028	EUR	$210,000	260,574

Building Products-Cement – 0.1%
CRH Funding BV Company Guar. Notes 1.63% due 05/05/2030	EUR	185,000	253,321

Building-Residential/Commercial – 0.1%
Mattamy Group Corp. Senior Notes 4.63% due 03/01/2030*		215,000	227,900
Mattamy Group Corp. Senior Notes 5.25% due 12/15/2027*		339,000	358,493

			586,393

Cable/Satellite TV – 0.2%
Altice Financing SA Senior Sec. Notes 5.00% due 01/15/2028*		661,000	677,284

Casino Hotels – 0.2%
Wynn Macau, Ltd. Senior Notes 5.13% due 12/15/2029*		665,000	679,131

Cellular Telecom – 0.3%
Colombia Telecomunicaciones SA ESP Senior Notes 4.95% due 07/17/2030*		210,000	233,100
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*		800,000	842,000
Vodafone Group PLC Senior Notes 4.88% due 06/19/2049		71,000	94,884
Vodafone Group PLC Senior Notes 5.25% due 05/30/2048		103,000	143,474

			1,313,458

Chemicals-Diversified – 0.1%
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/31/2030*		202,000	207,303
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/31/2030		200,000	205,250

			412,553

Chemicals-Other – 0.1%
MEGlobal Canada ULC Company Guar. Notes 5.00% due 05/18/2025*		200,000	225,000

Chemicals-Specialty – 0.0%
Albemarle Wodgina Pty, Ltd. Company Guar. Notes 3.45% due 11/15/2029		137,000	145,804

Commercial Services – 0.1%
Nielsen Co. Luxembourg SARL Company Guar. Notes 5.00% due 02/01/2025*		432,000	443,340

Computer Software – 0.1%
Camelot Finance SA Senior Sec. Notes 4.50% due 11/01/2026*		415,000	433,156

Containers-Metal/Glass – 0.2%
Trivium Packaging Finance BV Company Guar. Notes 8.50% due 08/15/2027*		650,000	711,750

Containers-Paper/Plastic – 0.4%
Cascades, Inc./Cascades USA, Inc. Company Guar. Notes 5.38% due 01/15/2028*		559,000	594,112
Intertape Polymer Group, Inc. Company Guar. Notes 7.00% due 10/15/2026*		674,000	714,784
Klabin Austria GmbH Company Guar. Notes 7.00% due 04/03/2049*		354,000	452,681

			1,761,577

Cruise Lines – 0.7%
Carnival Corp. Senior Notes 7.63% due 03/01/2026*		133,000	144,902
NCL Corp., Ltd. Senior Notes 3.63% due 12/15/2024*		920,000	874,000
NCL Corp., Ltd. Company Guar. Notes 5.88% due 03/15/2026*		236,000	248,230
Silversea Cruise Finance, Ltd. Senior Sec. Notes 7.25% due 02/01/2025*		765,000	791,775
Viking Cruises, Ltd. Senior Sec. Notes 13.00% due 05/15/2025*		64,000	76,480
VOC Escrow, Ltd. Senior Sec. Notes 5.00% due 02/15/2028*		615,000	610,387

			2,745,774

Diversified Banking Institutions – 1.8%
Banco Santander SA Senior Notes 1.38% due 01/05/2026	EUR	300,000	388,384
Banco Santander SA Senior Notes 2.71% due 06/27/2024		200,000	213,555

Barclays PLC Senior Notes 0.75% due 06/09/2025	EUR	200,000	248,996
Barclays PLC Senior Notes 3.00% due 05/08/2026	GBP	100,000	149,493
Barclays PLC Sub. Notes 3.56% due 09/23/2035		200,000	216,708
BNP Paribas SA Sub. Notes 2.88% due 03/20/2026	EUR	450,000	552,850
BNP Paribas SA Senior Notes 3.05% due 01/13/2031*		244,000	266,260
BNP Paribas SA Senior Notes 3.38% due 01/23/2026	GBP	200,000	307,900
Deutsche Bank AG Senior Notes 1.75% due 01/17/2028	EUR	200,000	256,993
Deutsche Bank AG Senior Notes 2.22% due 09/18/2024		150,000	154,311
HSBC Holdings PLC Senior Notes 0.88% due 09/06/2024	EUR	150,000	189,673
HSBC Holdings PLC Senior Notes 1.59% due 05/24/2027		200,000	203,383
HSBC Holdings PLC Senior Notes 3.00% due 07/22/2028	GBP	120,000	183,219
HSBC Holdings PLC Senior Notes 4.29% due 09/12/2026		200,000	227,936
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.19% due 02/25/2025		207,000	218,674
Mizuho Financial Group, Inc. Senior Notes 2.56% due 09/13/2025		474,000	500,695
Natwest Group PLC Sub. Notes 3.03% due 11/28/2035		400,000	413,684
NatWest Markets PLC Senior Notes 2.38% due 05/21/2023*		200,000	208,054
NatWest Markets PLC Senior Notes 2.75% due 04/02/2025	EUR	300,000	406,758
Royal Bank of Scotland Group PLC Senior Notes 2.36% due 05/22/2024		222,000	231,000
UBS AG Sub. Notes 4.75% due 02/12/2026	EUR	250,000	306,629
UniCredit SpA Senior Notes 1.25% due 06/16/2026	EUR	235,000	297,793
UniCredit SpA Senior Notes 2.20% due 07/22/2027	EUR	250,000	323,987
UniCredit SpA Sub. Bonds 5.46% due 06/30/2035*		498,000	547,968

			7,014,903

Diversified Financial Services – 0.4%
Fairstone Financial, Inc. Senior Notes 7.88% due 07/15/2024*		582,000	616,920
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035		684,000	816,385

			1,433,305

Diversified Minerals – 0.3%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 4.50% due 09/15/2027*		636,000	706,590
Teck Resources, Ltd. Senior Notes 6.25% due 07/15/2041		232,000	296,607

			1,003,197

Electric-Distribution – 0.3%
Energuate Trust Company Guar. Notes 5.88% due 05/03/2027		300,000	317,628
Infraestructura Energetica Nova SAB de CV Senior Notes 4.75% due 01/15/2051*		250,000	273,750
National Grid PLC Senior Notes 0.55% due 09/18/2029	EUR	210,000	262,858
OmGrid Funding, Ltd. Company Guar. Notes 5.20% due 05/16/2027		200,000	202,496

			1,056,732

Electric-Generation – 0.4%
Electricite de France SA Senior Notes 6.13% due 06/02/2034	GBP	100,000	211,573
LLPL Capital Pte, Ltd. Senior Sec. Notes 6.88% due 02/04/2039		375,600	442,832
Minejesa Capital BV Senior Sec. Notes 5.63% due 08/10/2037		300,000	329,250

Mong Duong Finance Holdings BV Senior Sec. Notes 5.13% due 05/07/2029		300,000	314,392
SPIC Luxembourg Latin America Renewable Energy Investment Co. SARL Company Guar. Notes 4.65% due 10/30/2023		200,000	216,515

			1,514,562

Electric-Integrated – 0.1%
Empresas Publicas de Medellin ESP Senior Notes 4.38% due 02/15/2031*		320,000	343,603
Fortum Oyj Senior Notes 1.63% due 02/27/2026	EUR	190,000	248,371

			591,974

Electric-Transmission – 0.1%
RTE Reseau de Transport d’Electricite SADIR Senior Notes 1.13% due 07/08/2040	EUR	300,000	404,983

Energy-Alternate Sources – 0.1%
ReNew Power Synthetic Senior Sec. Notes 6.67% due 03/12/2024		200,000	211,000
ReNew Power, Ltd. Senior Sec. Notes 6.45% due 09/27/2022		200,000	207,500

			418,500

Finance-Consumer Loans – 0.1%
goeasy, Ltd. Company Guar. Notes 5.38% due 12/01/2024*		533,000	554,320

Finance-Leasing Companies – 0.1%
BOC Aviation, Ltd. Senior Notes 2.63% due 09/17/2030*		580,000	584,826

Food-Meat Products – 0.1%
BRF SA Senior Notes 4.88% due 01/24/2030*		200,000	217,002

Food-Retail – 0.1%
Auchan Holding SA Senior Notes 3.25% due 07/23/2027	EUR	200,000	281,512
Tesco Corp.orate Treasury Services PLC Company Guar. Notes 0.88% due 05/29/2026	EUR	245,000	308,394

			589,906

Gas-Distribution – 0.0%
Centrica PLC Senior Notes 4.38% due 03/13/2029	GBP	100,000	170,053

Gold Mining – 0.1%
AngloGold Ashanti Holdings PLC Company Guar. Notes 3.75% due 10/01/2030		208,000	223,576

Industrial Gases – 0.1%
Yingde Gases Investment, Ltd. Company Guar. Notes 6.25% due 01/19/2023		300,000	309,348

Insurance-Life/Health – 0.1%
Athene Holding, Ltd. Senior Notes 3.50% due 01/15/2031		126,000	133,158
Manulife Financial Corp. Sub. Notes 4.06% due 02/24/2032		128,000	139,956

			273,114

Insurance-Property/Casualty – 0.1%
Ascot Group, Ltd. Senior Notes 4.25% due 12/15/2030*		62,000	63,162
Enstar Group, Ltd. Senior Notes 4.95% due 06/01/2029		236,000	266,956

			330,118

Insurance-Reinsurance – 0.1%
Fairfax Financial Holdings, Ltd. Senior Notes 2.75% due 03/29/2028	EUR	160,000	217,187

Investment Companies – 0.4%
Huarong Finance II Co., Ltd. Company Guar. Notes 3.75% due 05/29/2024		230,000	241,772
Huarong Finance II Co., Ltd. Company Guar. Notes 4.63% due 06/03/2026		400,000	444,448
JAB Holdings BV Company Guar. Notes 2.50% due 06/25/2029	EUR	200,000	279,645
MDGH–GMTN BV Company Guar. Notes 3.70% due 11/07/2049		400,000	457,600

			1,423,465

Machinery-Farming – 0.1%
CNH Industrial Finance Europe SA Company Guar. Notes 1.75% due 03/25/2027	EUR	150,000	194,248

Medical-Drugs – 0.5%
AstraZeneca PLC Senior Notes 2.13% due 08/06/2050		50,000	46,790

Endo Dac/Endo Finance LLC/Endo Finco, Inc. Senior Sec. Notes 5.88% due 10/15/2024*		400,000	405,000
Endo Dac/Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 06/30/2028*		621,000	527,850
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026		247,000	276,315
Takeda Pharmaceutical Co., Ltd. Senior Notes 1.38% due 07/09/2032	EUR	205,000	268,671
Takeda Pharmaceutical Co., Ltd. Senior Bonds 3.18% due 07/09/2050		204,000	217,520
Upjohn Finance BV Company Guar. Notes 1.91% due 06/23/2032	EUR	100,000	134,927

			1,877,073

Metal-Aluminum – 0.1%
Indonesia Asahan Aluminium Persero PT Senior Notes 6.53% due 11/15/2028		200,000	250,660

Metal-Copper – 0.3%
First Quantum Minerals, Ltd. Company Guar. Notes 6.50% due 03/01/2024*		200,000	205,500
First Quantum Minerals, Ltd. Company Guar. Notes 6.88% due 03/01/2026*		401,000	418,043
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 04/01/2023*		482,000	496,785

			1,120,328

Metal-Diversified – 0.0%
Glencore Capital Finance DAC Company Guar. Notes 1.13% due 03/10/2028	EUR	100,000	124,934

Metal-Iron – 0.2%
Mineral Resources, Ltd. Senior Notes 8.13% due 05/01/2027*		600,000	663,750

Motion Pictures & Services – 0.2%
Banijay Entertainment SASU Senior Sec. Notes 5.38% due 03/01/2025*		847,000	877,911

Multimedia – 0.1%
Globo Comunicacao e Participacoes SA Senior Notes 4.88% due 01/22/2030*		200,000	213,502

Oil Companies-Exploration & Production – 0.7%
Canadian Natural Resources, Ltd. Senior Notes 2.95% due 07/15/2030		92,000	98,408
CNOOC Finance, Ltd. Company Guar. Notes 2.88% due 09/30/2029		440,000	457,798
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*		988,000	1,017,690
MEG Energy Corp. Company Guar. Notes 7.13% due 02/01/2027*		400,000	413,000
Saka Energi Indonesia PT Senior Notes 4.45% due 05/05/2024		425,000	414,456
Wintershall Dea Finance B.V. Company Guar. Notes 1.33% due 09/25/2028	EUR	100,000	126,130

			2,527,482

Oil Companies-Integrated – 1.5%
BP Capital Markets PLC Company Guar. Notes 2.27% due 07/03/2026	GBP	200,000	297,789
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027		1,024,000	1,118,231
Ecopetrol SA Senior Notes 5.88% due 05/28/2045		135,000	163,417
Ecopetrol SA Senior Notes 6.88% due 04/29/2030		300,000	387,300
Equinor ASA Company Guar. Notes 1.75% due 01/22/2026		69,000	72,483
Pertamina Persero PT Senior Notes 6.50% due 05/27/2041		200,000	269,512
Petro-Canada Senior Notes 5.95% due 05/15/2035		54,000	69,924
Petrobras Global Finance BV Company Guar. Notes 5.60% due 01/03/2031		400,000	459,720
Petroleos Mexicanos Company Guar. Notes 5.35% due 02/12/2028		320,000	316,560
Petroleos Mexicanos Company Guar. Notes 6.38% due 01/23/2045		350,000	320,775
Petroleos Mexicanos Company Guar. Notes 6.49% due 01/23/2027		350,000	369,600
Petroleos Mexicanos Company Guar. Notes 6.50% due 03/13/2027		220,000	231,702

Petroleos Mexicanos Company Guar. Notes 6.63% due 06/15/2035		750,000	742,500
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047		560,000	525,000
Shell International Finance BV Company Guar. Notes 1.50% due 04/07/2028	EUR	140,000	189,571
Total Capital International SA Company Guar. Notes 3.46% due 07/12/2049		66,000	76,784

			5,610,868

Paper & Related Products – 0.1%
Suzano Austria GmbH Company Guar. Notes 3.75% due 01/15/2031		345,000	366,045

Petrochemicals – 0.1%
Equate Petrochemical BV Company Guar. Notes 4.25% due 11/03/2026		200,000	222,754

Real Estate Investment Trusts – 0.1%
Digital Dutch Finco BV Company Guar. Notes 1.00% due 01/15/2032	EUR	230,000	290,348
Scentre Group Trust 1/Scentre Group Trust 2 Company Guar. Notes 1.45% due 03/28/2029	EUR	235,000	303,954

			594,302

Real Estate Operations & Development – 0.2%
Aroundtown SA Senior Notes 0.63% due 07/09/2025	EUR	200,000	247,856
Aroundtown SA Senior Notes 1.45% due 07/09/2028	EUR	200,000	258,476
Aroundtown SA Senior Notes 3.25% due 07/18/2027	GBP	100,000	152,833
Logicor Financing Sarl Company Guar. Notes 0.75% due 07/15/2024	EUR	165,000	205,520

			864,685

Retail-Petroleum Products – 0.2%
eG Global Finance PLC Senior Sec. Notes 6.75% due 02/07/2025*		633,000	651,990

Satellite Telecom – 0.5%
Connect Finco SARL/Connect US Finco LLC Senior Sec. Notes 6.75% due 10/01/2026*		739,000	796,051
Telesat Canada/Telesat LLC Senior Sec. Notes 4.88% due 06/01/2027*		214,000	221,490
Telesat Canada/Telesat LLC Company Guar. Notes 6.50% due 10/15/2027*		823,000	860,035

			1,877,576

Security Services – 0.2%
Garda World Security Corp. Senior Sec. Notes 4.63% due 02/15/2027*		487,000	491,870
GW B-CR Security Corp. Senior Notes 9.50% due 11/01/2027*		215,000	238,112

			729,982

Semiconductor Components-Integrated Circuits – 0.1%
TSMC Global, Ltd. Company Guar. Notes 0.75% due 09/28/2025*		200,000	199,208

Steel-Producers – 0.1%
Shandong Iron & Steel Xinheng International Co., Ltd. Company Guar. Notes 6.85% due 09/25/2022		200,000	203,000

SupraNational Banks – 0.3%
African Development Bank Senior Notes 0.75% due 04/03/2023		149,000	150,770
European Bank for Reconstruction & Development Senior Notes 1.50% due 02/13/2025		239,000	247,693
International Bank for Reconstruction & Development Senior Notes 0.75% due 11/24/2027		237,000	237,161
International Bank for Reconstruction & Development Senior Notes 3.13% due 11/20/2025		127,000	143,391
International Finance Corp. Senior Notes 0.50% due 03/20/2023		269,000	270,847

			1,049,862

Telecom Services – 0.2%
Altice France Holding SA Company Guar. Notes 6.00% due 02/15/2028*		630,000	637,875
Optus Finance Pty, Ltd. Company Guar. Notes 1.00% due 06/20/2029	EUR	240,000	308,184

			946,059

Telephone-Integrated – 0.1%
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047		230,000	294,816

Telefonica Emisiones SAU Company Guar. Notes 5.45% due 10/08/2029	GBP	100,000	182,575

			477,391

Transport-Rail – 0.0%
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115		88,000	147,338

Transport-Services – 0.1%
Rumo Luxembourg SARL Company Guar. Notes 5.25% due 01/10/2028*		290,000	314,070

Vitamins & Nutrition Products – 0.1%
Herbalife Nutrition, Ltd./HLF Financing, Inc. Company Guar. Notes 7.88% due 09/01/2025*		190,000	207,575

Warehousing & Harbor Transportation Services – 0.1%
DP World PLC Senior Notes 4.70% due 09/30/2049		400,000	461,112

Total Foreign Corporate Bonds & Notes (cost $56,708,964)			60,321,058

FOREIGN GOVERNMENT OBLIGATIONS – 16.2%
Banks-Special Purpose – 0.1%
Korea Development Bank Senior Notes 0.50% due 10/27/2023		200,000	200,638

Regional Agencies – 0.1%
Kommunekredit Senior Notes zero coupon due 08/27/2030	EUR	415,000	515,984

Regional Authority – 0.2%
Province of Quebec, Canada Senior Notes zero coupon due 10/15/2029	EUR	505,000	622,521

Sovereign – 15.7%
Arab Republic of Egypt Senior Notes 5.75% due 05/29/2024*		550,000	588,341
Arab Republic of Egypt Senior Notes 7.05% due 01/15/2032*		370,000	402,098
Arab Republic of Egypt Senior Notes 7.60% due 03/01/2029		1,000,000	1,148,020
Arab Republic of Egypt Senior Notes 8.50% due 01/31/2047		350,000	395,500
Dominican Republic Senior Notes 5.88% due 01/30/2060*		400,000	440,004
Emirate of Abu Dhabi Senior Notes 2.50% due 04/16/2025*		460,000	491,418
Emirate of Abu Dhabi Senior Notes 3.13% due 10/11/2027		1,070,000	1,198,935
Emirate of Abu Dhabi Senior Notes 3.13% due 09/30/2049		880,000	941,600
Emirate of Abu Dhabi Senior Bonds 3.88% due 04/16/2050*		200,000	243,800
Federal Republic of Ethiopia Senior Notes 6.63% due 12/11/2024		420,000	426,409
Federative Republic of Brazil Senior Notes 5.00% due 01/27/2045		580,000	643,800
Government of Romania Senior Notes 3.00% due 02/14/2031*		750,000	804,907
Government of Romania Senior Notes 3.00% due 02/14/2031		1,020,000	1,094,674
Government of Romania Senior Notes 4.00% due 02/14/2051*		500,000	543,053
Government of Ukraine Senior Notes 7.25% due 03/15/2033*		200,000	217,988
Government of Ukraine Senior Notes 7.25% due 03/15/2033		600,000	653,964
Government of Ukraine Senior Notes 7.75% due 09/01/2022		400,000	427,800
Government of Ukraine Senior Notes 7.75% due 09/01/2024		250,000	277,820
Government of Ukraine Senior Notes 9.75% due 11/01/2028		800,000	984,240
Islamic Republic of Pakistan Senior Notes 6.88% due 12/05/2027		655,000	682,837
Islamic Republic of Pakistan Senior Notes 8.25% due 04/15/2024		810,000	880,875
Kingdom of Bahrain Senior Notes 6.00% due 09/19/2044		200,000	206,788
Kingdom of Bahrain Senior Notes 7.38% due 05/14/2030*		340,000	403,578
Kingdom of Saudi Arabia Senior Notes 3.25% due 10/22/2030*		1,085,000	1,196,560
Kingdom of Saudi Arabia Senior Notes 3.25% due 10/22/2030		950,000	1,047,679
Kingdom of Saudi Arabia Senior Notes 3.63% due 03/04/2028		240,000	269,028

Kingdom of Saudi Arabia Senior Notes 4.50% due 04/22/2060*		300,000	376,185
Kingdom of Saudi Arabia Senior Notes 4.50% due 04/22/2060		500,000	626,975
Kingdom of Saudi Arabia Senior Notes 4.63% due 10/04/2047		800,000	988,200
Kingdom of Saudi Arabia Senior Notes 5.00% due 04/17/2049		280,000	366,954
Oriental Republic of Uruguay Senior Notes 4.38% due 01/23/2031		187,500	229,924
People’s Republic of China Senior Bonds 2.25% due 10/21/2050*		670,000	664,627
Republic of the Philippines Senior Notes 7.75% due 01/14/2031		530,000	815,725
Republic of Angola Senior Notes 9.13% due 11/26/2049		350,000	322,700
Republic of Belarus Senior Notes 5.88% due 02/24/2026*		760,000	778,270
Republic of Belarus Senior Notes 6.38% due 02/24/2031*		550,000	558,250
Republic of Belarus Senior Notes 6.88% due 02/28/2023		750,000	782,040
Republic of Chile Senior Notes 2.45% due 01/31/2031		600,000	642,000
Republic of Chile Senior Notes 3.50% due 01/25/2050		550,000	631,130
Republic of Colombia Senior Notes 3.13% due 04/15/2031		835,000	886,144
Republic of Colombia Senior Notes 4.50% due 03/15/2029		500,000	579,660
Republic of Colombia Senior Notes 5.00% due 06/15/2045		230,000	280,600
Republic of Colombia Senior Notes 10.38% due 01/28/2033		320,000	514,403
Republic of Costa Rica Senior Notes 6.13% due 02/19/2031		1,400,000	1,305,514
Republic of El Salvador Senior Notes 6.38% due 01/18/2027		360,000	339,754
Republic of El Salvador Senior Notes 8.63% due 02/28/2029		85,000	84,895
Republic of El Salvador Senior Notes 9.50% due 07/15/2052*		740,000	747,400
Republic of El Salvador Senior Notes 9.50% due 07/15/2052		500,000	505,000
Republic of Georgia Notes 6.88% due 04/12/2021		200,000	202,748
Republic of Ghana Senior Notes 8.63% due 06/16/2049		560,000	573,362
Republic of Ghana Senior Notes 8.75% due 03/11/2061*		253,000	260,155
Republic of Ghana Bank Guar. Notes 10.75% due 10/14/2030		500,000	668,390
Republic of Indonesia Senior Notes 3.85% due 10/15/2030		500,000	581,020
Republic of Indonesia Senior Bonds 4.13% due 01/15/2025		300,000	335,382
Republic of Indonesia Senior Notes 7.75% due 01/17/2038		670,000	1,051,806
Republic of Italy Senior Notes 4.00% due 10/17/2049		200,000	219,844
Republic of Italy Bonds 5.75% due 02/01/2033	EUR	105,000	203,172
Republic of Ivory Coast Senior Notes 6.13% due 06/15/2033		900,000	1,012,882
Republic of Ivory Coast Senior Notes 6.38% due 03/03/2028		350,000	399,826
Republic of Kazakhstan Senior Notes 5.13% due 07/21/2025		480,000	567,184
Republic of Kazakhstan Senior Notes 6.50% due 07/21/2045		350,000	563,938
Republic of Kenya Senior Notes 6.88% due 06/24/2024		570,000	623,962
Republic of Kenya Senior Notes 7.00% due 05/22/2027		670,000	737,837
Republic of Kenya Senior Notes 8.00% due 05/22/2032		200,000	232,986
Republic of Kenya Senior Notes 8.25% due 02/28/2048		250,000	285,790

Republic of Panama Senior Notes 2.25% due 09/29/2032		580,000	597,400
Republic of Panama Senior Notes 3.87% due 07/23/2060		300,000	353,253
Republic of Panama Senior Notes 4.50% due 04/01/2056		200,000	257,500
Republic of Panama Senior Notes 6.70% due 01/26/2036		200,000	297,002
Republic of Paraguay Senior Notes 4.95% due 04/28/2031*		450,000	543,942
Republic of Peru Senior Notes 1.86% due 12/01/2032		600,000	604,800
Republic of Philippines Senior Notes 2.65% due 12/10/2045		665,000	673,374
Republic of South Africa Senior Notes 4.30% due 10/12/2028		1,180,000	1,228,734
Republic of South Africa Senior Notes 5.38% due 07/24/2044		500,000	489,751
Republic of Sri Lanka Senior Notes 5.75% due 04/18/2023		820,000	520,298
Republic of Sri Lanka Senior Notes 6.75% due 04/18/2028		400,000	226,752
Republic of Sri Lanka Senior Notes 6.85% due 11/03/2025		300,000	177,915
Republic of Sri Lanka Senior Notes 7.55% due 03/28/2030*		1,050,000	595,718
Republic of Sri Lanka Senior Notes 7.55% due 03/28/2030		800,000	453,880
Republic of the Philippines Senior Notes 2.95% due 05/05/2045		405,000	426,529
Republic of the Philippines Senior Notes 3.75% due 01/14/2029		200,000	233,054
Republic of Turkey Senior Notes 5.13% due 02/17/2028		500,000	506,000
Republic of Turkey Senior Notes 7.63% due 04/26/2029		460,000	530,265
Russian Federation Senior Notes 4.38% due 03/21/2029		1,200,000	1,399,536
Russian Federation Senior Notes 5.25% due 06/23/2047		400,000	553,500
State of Qatar Senior Notes 3.40% due 04/16/2025*		330,000	363,825
State of Qatar Senior Notes 3.75% due 04/16/2030*		320,000	376,608
State of Qatar Senior Notes 3.75% due 04/16/2030		260,000	305,994
State of Qatar Senior Notes 4.40% due 04/16/2050*		335,000	436,421
State of Qatar Senior Notes 4.40% due 04/16/2050		620,000	807,705
State of Qatar Senior Notes 4.82% due 03/14/2049		1,640,000	2,237,583
State of Qatar Senior Notes 5.10% due 04/23/2048		400,000	562,300
Sultanate of Oman Senior Notes 5.38% due 03/08/2027		600,000	611,172
Sultanate of Oman Senior Notes 6.75% due 10/28/2027*		1,175,000	1,272,877
Sultanate of Oman Senior Notes 7.38% due 10/28/2032*		900,000	994,097
United Kingdom Gilt Treasury Bonds 1.50% due 07/22/2026	GBP	90,000	133,733
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	60,000	126,802
United Mexican States Senior Notes 2.66% due 05/24/2031		600,000	614,400
United Mexican States Senior Notes 4.50% due 01/31/2050		320,000	374,800
United Mexican States Senior Bonds 4.75% due 03/08/2044		231,000	274,315
United Mexican States Senior Notes 5.00% due 04/27/2051		1,150,000	1,431,750

			59,751,935

Sovereign Agency – 0.1%
Kommunalbanken AS Senior Notes 0.05% due 10/24/2029	EUR	415,000	518,065

Total Foreign Government Obligations (cost $58,841,459)		61,609,143

U.S. GOVERNMENT AGENCIES – 15.0%
Federal Home Loan Bank – 0.3%
3.25% due 11/16/2028	1,000,000	1,195,875

Federal Home Loan Mtg. Corp. – 3.7%
2.50% due 01/01/2028	112,754	118,672
2.50% due 04/01/2028	37,423	39,572
2.50% due 03/01/2031	67,820	70,888
2.50% due 11/01/2032	512,644	548,461
3.00% due 07/01/2045	1,205,068	1,270,835
3.00% due 10/01/2045	395,663	416,710
3.50% due 03/01/2042	188,175	204,699
3.50% due 04/01/2042	200,800	218,439
3.50% due 09/01/2043	148,591	160,913
3.50% due 07/01/2045	1,803,706	1,956,822
3.50% due 03/01/2046	578,155	618,582
3.50% due 11/01/2047	795,707	844,621
3.50% due 01/01/2048	736,695	789,658
3.50% due 03/01/2048	2,461,146	2,670,233
3.50% due 04/01/2050	782,527	826,079
4.00% due 01/01/2046	190,310	209,245
4.00% due 07/01/2049	318,955	345,691
4.00% due 01/01/2050	351,432	374,907
4.50% due 03/01/2039	842,326	952,779
4.50% due 12/01/2039	4,668	5,221
4.50% due 07/01/2045	885,348	992,908
5.00% due 02/01/2034	12,295	14,220
5.00% due 05/01/2034	11,639	13,078
5.00% due 11/01/2043	132,987	154,412
5.50% due 05/01/2037	29,341	34,503
6.00% due 03/01/2040	24,321	28,945
6.50% due 02/01/2035	4,848	5,584
Federal Home Loan Mtg. Corp. FRS 2.36% (6 ML+1.49%) due 02/01/2037	4,854	5,017
3.38% (12 ML+1.88%) due 11/01/2037	46,839	49,456
Federal Home Loan Mtg. Corp. REMIC Series 4740, Class BA 3.00% due 09/15/2045(3)	138,958	143,147
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 6.64% (6.80%-1 ML) due 09/15/2039(3)(6)(7)	184,007	30,407

		14,114,704

Federal National Mtg. Assoc. – 7.1%
2.00% due 11/01/2035	596,504	628,983
2.00% due 07/01/2035	706,493	738,514
2.00% due 12/01/2050	997,543	1,036,332
2.50% due 12/01/2026	243,535	254,433
2.50% due 08/01/2031	1,174,843	1,226,908
2.50% due 02/01/2032	489,925	517,203
2.50% due 05/01/2050	378,220	401,276
2.50% due 06/01/2050	904,472	954,278
2.50% due 07/01/2050	728,828	778,506
3.00% due 10/01/2027	105,550	110,872
3.00% due 03/01/2030	725,296	778,527
3.00% due 10/01/2030	103,022	108,248
3.00% due 02/01/2033	983,970	1,033,482
3.00% due 07/01/2034	532,605	558,370
3.00% due 11/01/2039	446,560	468,086
3.00% due 12/01/2042	71,689	77,809
3.00% due 04/01/2047	1,315,241	1,385,393
3.00% due 09/01/2048	1,249,539	1,310,788
3.00% due 11/01/2048	985,261	1,032,314
3.00% due 06/01/2049	639,472	687,857
3.00% due 03/01/2050	854,697	908,001
3.50% due 08/01/2026	39,682	42,117
3.50% due 08/01/2027	26,127	27,706
3.50% due 10/01/2028	17,371	18,870
3.50% due 02/01/2043	85,672	95,087
3.50% due 10/01/2045	167,547	182,699
3.50% due 11/01/2045	91,465	97,617
3.50% due 03/01/2046	1,242,984	1,326,697
3.50% due 07/01/2046	87,472	94,976
3.50% due 04/01/2048	938,913	1,017,667
4.00% due 11/01/2025	53,961	57,293
4.00% due 03/01/2039	673,561	723,240
4.00% due 02/01/2045	958,627	1,059,277
4.00% due 05/01/2047	266,534	287,039
4.00% due 07/01/2047	1,123,501	1,207,904
4.00% due 06/01/2048	484,263	524,411
4.00% due 09/01/2048	479,553	512,048
4.00% due 01/01/2049	763,460	815,420
4.00% due 03/01/2050	677,643	723,135
4.50% due 11/01/2022	1,451	1,525
4.50% due 06/01/2023	3,646	3,837
4.50% due 08/01/2045	1,109,687	1,257,183
4.50% due 10/01/2048	36,855	39,965
4.50% due 11/01/2048	751,933	823,504
5.00% due 01/01/2023	2,121	2,226
5.00% due 03/01/2034	11,097	12,888
5.00% due 05/01/2035	6,100	7,059
5.00% due 05/01/2040	51,251	59,596
5.50% due 06/01/2038	14,786	17,382
6.00% due 02/01/2032	3,899	4,380
6.00% due 05/01/2034	1,041	1,251
6.00% due 10/01/2034	15,272	17,177
7.50% due 01/01/2030	759	769
8.00% due 11/01/2028	1,444	1,586
Federal National Mtg. Assoc. FRS 1.90% (6 ML+1.54%) due 09/01/2035	34,253	35,540
2.33% (12 ML+1.82%) due 10/01/2040	10,072	10,511
2.33% (12 ML+1.83%) due 10/01/2040	16,168	16,863

2.79% (12 ML+1.77%) due 05/01/2040	36,517	38,042
2.82% (12 ML+1.57%) due 05/01/2037	7,890	8,203
2.95% (12 ML+1.91%) due 08/01/2035	29,339	30,855
3.04% (1 Yr USTYCR+2.26%) due 11/01/2036	17,119	18,017
3.06% (1 Yr USTYCR+2.22%) due 10/01/2035	26,486	27,821
3.11% (12 ML+1.67%) due 07/01/2039	32,087	33,472
Federal National Mtg. Assoc. REMIC Series 2018-27 Class EA 3.00% due 05/25/2048(3)	274,553	293,051
Series 2018-35 Class CD 3.00% due 05/25/2048(3)	264,447	280,037

		26,852,123

Government National Mtg. Assoc. – 1.8%
2.50% due 05/20/2050	578,844	612,907
2.50% due 06/20/2050	1,944,101	2,058,967
3.00% due 05/20/2046	1,202,083	1,280,868
3.00% due 05/20/2050	1,442,840	1,509,693
4.50% due 10/20/2045	851,862	949,046
4.50% due 04/20/2047	442,664	483,080

		6,894,561

Uniform Mtg. Backed Securities – 2.1%
2.00% due January 30 TBA	2,750,000	2,856,670
2.50% due January 30 TBA	2,700,000	2,846,179
3.00% due January 30 TBA	2,000,000	2,095,469

		7,798,318

Total U.S. Government Agencies (cost $55,166,289)		56,855,581

U.S. GOVERNMENT TREASURIES – 1.1%
United States Treasury Notes – 1.1%
0.13% due 11/30/2022	2,500,000	2,500,293
1.63% due 08/15/2029	1,000,000	1,069,766
2.00% due 05/31/2021	400,000	403,078
2.00% due 08/15/2025	100,000	107,711
2.50% due 01/31/2024	250,000	267,851

Total U.S. Government Treasuries (cost $4,262,664)		4,348,699

LOANS(9)(10)(11) – 4.7%
Aerospace/Defense-Equipment – 0.1%
Spirit Aerosystems, Inc. FRS BTL-B 6.00% (1 ML+5.25%) due 01/15/2025	111,391	112,226
WP CPP Holdings LLC FRS BTL-B1 4.75% (3 ML+3.75%) due 04/30/2025	122,799	114,572

		226,798

Airlines – 0.1%
American Airlines, Inc. FRS BTL-B coupon TBD due 06/27/2025	17,857	14,797
American Airlines, Inc. FRS BTL-B 1.90% (1 ML+1.75%) due 06/27/2025	107,143	88,775
Delta Air Lines, Inc. FRS BTL-B 5.75% (3 ML+4.75%) due 04/29/2023	116,080	117,748
SkyMiles IP, Ltd. FRS BTL 4.75% (3 ML+3.75%) due 10/20/2027	24,890	25,761
WestJet Airlines, Ltd. FRS BTL-B 4.00% (6 ML+3.00%) due 12/11/2026	179,082	171,311

		418,392

Apparel Manufacturers – 0.0%
Samsonite IP Holdings Sarl FRS BTL-B2 5.50% (1 ML+4.50%) due 04/25/2025	123,380	122,532

Applications Software – 0.1%
Project Boost Purchaser LLC FRS BTL-B 3.65% (1 ML+3.50%) due 06/01/2026	165,596	163,457
VS Buyer LLC FRS BTL 3.40% (1 ML+3.25%) due 02/28/2027	86,847	86,195

		249,652

Athletic Equipment – 0.0%
Varsity Brands Holding Co., Inc. FRS 1st Lien 4.50% (1 ML+3.50%) due 12/15/2024	143,779	138,118

Auction Houses/Art Dealers – 0.0%
Sotheby’s FRS BTL-B 6.50% (1 ML+5.50%) due 01/15/2027	89,750	89,974

Auto Repair Centers – 0.1%
Mavis Tire Express Services Corp. FRS 1st Lien 3.50% (3 ML+3.25%) due 03/20/2025	139,282	136,496
Wand NewCo. 3, Inc. FRS BTL 3.15% (1 ML+3.00%) due 02/05/2026	101,495	99,909

		236,405

Auto/Truck Parts & Equipment-Original – 0.1%
TI Group Automotive Systems LLC FRS BTL 4.50% (3 ML+3.75%) due 12/16/2024	146,006	145,824

Broadcast Services/Program – 0.0%
NEP Group, Inc. FRS BTL 3.40% (1 ML+3.25%) due 10/20/2025	137,200	129,883

Building & Construction-Misc. – 0.0%
Verra Mobility Corp. FRS BTL 3.40% (1 ML+3.25%) due 02/28/2025	129,167	128,198

Building Products-Air & Heating – 0.0%
API Heat Transfer ThermaSys Corp. FRS 1st Lien 12.00% (3 ML+12.00%) due 12/29/2023(4)(20)	179,888	125,922

Building Products-Doors & Windows – 0.0%
CHI Doors Holdings Corp. FRS BTL 4.50% (1 ML+3.50%) due 07/31/2025	136,046	136,386

Building-Heavy Construction – 0.0%
USIC Holdings, Inc. FRS BTL 4.00% (1 ML+3.00%) due 12/08/2023	105,408	105,189

Cable/Satellite TV – 0.1%
CSC Holdings LLC FRS BTL-B 2.41% (1 ML+2.25%) due 07/17/2025	37,141	36,584
CSC Holdings LLC FRS BTL-B5 2.66% (1 ML+2.50%) due 04/15/2027	150,930	149,420
UPC Broadband Holdings BV FRS BTL-B1 3.67% (2 ML+3.50%) due 01/31/2029	50,885	50,885
UPC Broadband Holdings BV FRS BTL-B2 3.68% (2 ML+3.50%) due 01/31/2029	50,884	50,884
Virgin Media Bristol LLC FRS BTL-Q coupon TBD due 01/31/2029	66,000	65,773

		353,546

Casino Hotels – 0.2%
Caesars Resort Collection LLC FRS BTL-B 2.90% (1 ML+2.75%) due 12/23/2024	203,488	199,305
CityCenter Holdings LLC FRS BTL-B 2.40% (1 ML+2.25%) due 04/18/2024	138,137	136,108
Golden Nugget, Inc. FRS BTL-B 3.25% (2 ML+2.50%) due 10/04/2023	126,287	121,710
Station Casinos LLC FRS BTL-B 2.50% (1 ML+2.25%) due 02/08/2027	87,710	86,263

		543,386

Casino Services – 0.0%
Stars Group Holdings FRS BTL 3.75% (3 ML+3.50%) due 07/10/2025	71,805	72,014

Cellular Telecom – 0.1%
Altice France SA FRS BTL-B13 4.24% (3 ML+4.00%) due 08/14/2026	171,500	170,249
CCI Buyer, Inc. FRS BTL coupon TBD due 12/17/2027	142,381	142,425
Numericable Group SA FRS BTL-B 3.85% (1 ML+3.69%) due 01/31/2026	37,517	37,130

		349,804

Chemicals-Diversified – 0.0%
Hexion, Inc. FRS BTL 3.73% (6 ML+3.50%) due 07/01/2026	138,884	138,016

Chemicals-Specialty – 0.1%
Diamond BC BV FRS BTL 3.15% (1 ML+3.00%) due 09/06/2024	137,832	135,549
PQ Corp. FRS BTL-B 4.00% (3 ML+3.00%) due 02/07/2027	36,594	36,557
Starfruit US HoldCo. LLC FRS BTL-B 3.15% (1 ML+3.00%) due 10/01/2025	183,962	181,571

		353,677

Commercial Services-Finance – 0.1%
Financial & Risk US Holdings, Inc. FRS BTL 3.40% (1 ML+3.25%) due 10/01/2025	134,908	134,634
MoneyGram International, Inc. FRS BTL 7.00% (2 ML+6.00%) due 06/30/2023	109,224	109,122
MPH Acquisition Holdings LLC FRS BTL-B 3.75% (3 ML+2.75%) due 06/07/2023	95,910	95,430
Travelport Finance Luxembourg SARL FRS BTL 9.00% (3 ML+8.00%) due 02/28/2025(18)	95,460	94,028
Travelport Finance Luxembourg SARL FRS BTL 5.22% (3 ML+5.00%) due 05/29/2026	117,596	80,370

		513,584

Computer Data Security – 0.0%
McAfee LLC FRS BTL-B1 3.90% (1 ML+3.75%) due 09/30/2024	119,207	119,124

Computer Graphics – 0.1%
Corel, Inc. FRS BTL 5.23% (3 ML+5.00%) due 07/02/2026	143,981	141,221

Computer Services – 0.0%
Tempo Acquisition LLC FRS BTL-B 3.75% (1 ML+3.25%) due 11/02/2026	119,034	118,067

Computer Software – 0.1%
Camelot Finance SA FRS BTL-B 3.15% (1 ML+3.00%) due 10/30/2026	101,128	100,546
Cornerstone OnDemand, Inc. FRS BTL-B 4.39% (1 ML+4.25%) due 04/22/2027	111,624	112,183
Rackspace Hosting, Inc. FRS 1st Lien 4.00% (3 ML+3.00%) due 11/03/2023	150,377	150,063

		362,792

Computers-Integrated Systems – 0.0%
Everi Payments, Inc. FRS BTL 11.50% (1 ML+10.50%) due 05/09/2024	60,806	62,934

Consulting Services – 0.0%
AlixPartners LLP FRS BTL 2.65% (1 ML+2.50%) due 04/04/2024	136,170	134,553

Containers-Metal/Glass – 0.1%
Mauser Packaging Solutions Holding Co FRS BTL 3.48% (3 ML+3.25%) due 04/03/2024	187,624	181,104

Containers-Paper/Plastic – 0.1%
CHARTER NEX US INC 2020 FRS BTL coupon TBD due 12/01/2027	49,000	49,173
CHARTER NEX US INC 2020 FRS BTL 5.00% (1 ML+4.25%) due 12/01/2027	45,131	45,291
Graham Packaging Company, Inc. FRS BTL 4.50% (1 ML+3.75%) due 08/04/2027	119,224	119,448
Patriot Container Corp. FRS 1st Lein 4.50% (1 ML+3.50%) due 03/20/2025	107,970	105,810
Reynolds Group Holdings, Inc. FRS BTL 3.40% (1 ML+3.25%) due 02/05/2026	104,112	103,309

Trident TPI Holdings, Inc. FRS BTL-B1 4.00% (3 ML+3.00%) due 10/17/2024	86,547	85,509

		508,540

Cosmetics & Toiletries – 0.1%
Sunshine Luxembourg VII SARL FRS BTL 4.25% (3 ML+4.00%) due 10/01/2026	139,862	140,112

Cruise Lines – 0.1%
Carnival Corp. FRS Term B 8.50% (1 ML+7.50%) due 06/30/2025	122,580	126,196
Hornblower Sub LLC FRS BTL-B coupon TBD due 04/27/2025	25,556	21,808
Hornblower Sub LLC FRS BTL-B 5.50% (3 ML+4.50%) due 04/27/2025	89,391	76,280

		224,284

Data Processing/Management – 0.0%
CCC Information Services, Inc. FRS 1st Lien 4.00% (1 ML+3.00%) due 04/29/2024	136,178	135,724

Direct Marketing – 0.1%
Terrier Media Buyer, Inc. FRS BTL-B 4.40% (1 ML+4.25%) due 12/17/2026	214,908	214,609

Distribution/Wholesale – 0.1%
Fastlane Parent Co., Inc. FRS 1st Lien 4.65% (1 ML+4.50%) due 02/04/2026	105,391	104,469
Univar USA, Inc. FRS BTL-B3 2.40% (1 ML+2.25%) due 07/01/2024	122,290	121,648

		226,117

E-Commerce/Products – 0.0%
CNT Holdings I Corp. FRS BTL 4.50% (6 ML+3.75%) due 11/08/2027	86,098	86,021

E-Commerce/Services – 0.0%
RentPath LLC FRS 2nd Lien 1.61% (3 ML+0.00%) due 12/17/2022†(4)(5)(12)(17)	1,062,906	15,944

Electric-Integrated – 0.0%
Exgen Renewables IV LLC FRS BTL coupon TBD due 12/15/2027	30,197	30,209
Exgen Renewables IV LLC FRS BTL 3.75% (3 ML+2.75%) due 12/15/2027	17,571	17,578

		47,787

Electronic Components-Misc. – 0.0%
AI Ladder Luxembourg Subco SARL FRS BTL 4.64% (1 ML+4.50%) due 07/09/2025	132,133	130,977

Electronic Components-Semiconductors – 0.0%
Bright Bidco BV FRS BTL-B 4.50% (6 ML+3.50%) due 06/30/2024	177,444	102,203

Electronic Parts Distribution – 0.1%
Tech Data Corp. FRS BTL 3.65% (1 ML+3.50%) due 06/30/2025	106,227	106,891
Tech Data Corp. FRS BTL 5.65% (1 ML+5.50%) due 06/30/2025	121,875	121,571

		228,462

Enterprise Software/Service – 0.3%
Applied Systems, Inc. FRS 1st Lein 4.00% (3 ML+3.00%) due 09/19/2024	132,303	132,158
Banff Merger Sub, Inc. FRS BTL 4.40% (1 ML+4.25%) due 10/02/2025	128,020	127,380
Dcert Buyer, Inc. FRS BTL-B 4.15% (1 ML+4.00%) due 10/16/2026	104,804	104,621
Epicor Software Corp. FRS BTL 5.25% (1 ML+4.25%) due 07/30/2027	104,738	105,261
Epicor Software Corp. FRS BTL 8.75% (1 ML+7.75%) due 07/31/2028	13,411	13,931
Finastra USA, Inc. FRS BTL-B 4.50% (6 ML+3.50%) due 06/13/2024	141,910	138,782

Greeneden US Holdings II LLC FRS BTL-B 4.75% (1 ML+4.00%) due 12/01/2027	127,826	127,946
MYOB US Borrower LLC FRS BTL 4.15% (1 ML+4.00%) due 05/06/2026	102,542	100,363
Sophia L.P. FRS 1st Lien 4.50% (3 ML+3.75%) due 10/07/2027	161,570	161,638
Ultimate Software Group, Inc. FRS 1st Lien 3.90% (1 ML+3.75%) due 05/04/2026	102,218	102,065
Ultimate Software Group, Inc. FRS BTL-B 4.75% (3 ML+4.00%) due 05/04/2026	20,811	20,907
Ultimate Software Group, Inc. FRS 2nd Lien 7.50% (3 ML+6.75%) due 05/03/2027	35,449	36,379

		1,171,431

Finance-Credit Card – 0.0%
Pi US Mergerco, Inc. FRS BTL 4.50% (3 ML+3.50%) due 01/03/2025	135,199	134,726

Finance-Investment Banker/Broker – 0.0%
Deerfield Dakota Holding LLC FRS BTL 4.75% (3 ML+3.75%) due 04/09/2027	68,723	68,733
Motion Finco SARL FRS BTL-B2 3.47% (3 ML+3.25%) due 11/12/2026	8,026	7,721
Motion Finco SARL FRS BTL-B1 3.50% (3 ML+3.25%) due 11/12/2026	61,067	58,746

		135,200

Food-Misc./Diversified – 0.1%
Dole Food Co., Inc. FRS BTL-B 3.75% (1 ML+2.75%) due 04/06/2024	80,892	80,701
Froneri US, Inc. FRS BTL 2.40% (1 ML+2.25%) due 01/31/2027	120,984	119,653

		200,354

Gambling (Non-Hotel) – 0.0%
Scientific Games International, Inc. FRS BTL-B5 2.90% (1 ML+2.75%) due 08/14/2024	140,823	137,338

Human Resources – 0.1%
Creative Artists Agency LLC FRS BTL-B 3.90% (1 ML+3.75%) due 11/27/2026	105,154	103,652
Team Health Holdings, Inc. FRS 1st Lien 3.75% (1 ML+2.75%) due 02/06/2024	152,689	136,465

		240,117

Insurance Brokers – 0.1%
Alliant Holdings Intermediate LLC FRS BTL-B1 3.40% (1 ML+3.25%) due 05/09/2025	137,186	134,633
HUB International, Ltd. FRS BTL-B 3.00% (3 ML+2.75%) due 04/25/2025	138,114	135,461

		270,094

Insurance-Property/Casualty – 0.1%
AmWINS Group, Inc. FRS BTL 3.75% (1 ML+2.75%) due 01/25/2024	122,362	122,125
Asurion LLC FRS BTL-B8 coupon TBD due 12/23/2026	46,752	46,255
Asurion LLC FRS BTL-B6 3.15% (1 ML+3.00%) due 11/03/2023	93,565	93,083
Asurion LLC FRS 2nd Lien 6.65% (1 ML+6.50%) due 08/04/2025	56,670	56,989
Sedgwick Claims Management Services, Inc. FRS BTL 3.40% (1 ML+3.25%) due 12/31/2025	182,639	179,519

		497,971

Internet Content-Information/News – 0.0%
Ancestry Com, Inc. FRS coupon TBD due 12/06/2027	24,230	24,213
Ancestry Com, Inc. FRS 4.50% (1 ML+4.00%) due 12/06/2027	97,347	97,278

		121,491

Internet Financial Services – 0.1%
ION Trading Finance, Ltd. FRS BTL 5.00% (3 ML+4.00%) due 11/21/2024	141,250	140,720

Internet Gambling – 0.0%
Golden Nugget, Inc. FRS BTL 13.00% (3 ML+12.00%) due 10/04/2023	14,602	16,500

Internet Telephone – 0.0%
Cablevision Lightpath LLC FRS BTL-B 3.75% (3 ML+3.25%) due 11/30/2027	70,030	69,820

Investment Management/Advisor Services – 0.1%
Advisor Group Holdings, Inc. FRS BTL-B 5.15% (1 ML+5.00%) due 07/31/2026	144,540	143,185

Leisure Games – 0.0%
Alterra Mountain Co. FRS BTL coupon TBD due 08/01/2026	15,121	15,158

Machinery-Electrical – 0.1%
Alliance Laundry Systems LLC FRS BTL-B 4.25% (3 ML+3.50%) due 10/08/2027	86,259	86,169
Brookfield WEC Holdings, Inc. FRS BTL 3.75% (1 ML+3.00%) due 08/01/2025	100,940	100,598

		186,767

Machinery-General Industrial – 0.1%
Vertical US Newco, Inc. FRS BTL-B 4.57% (6 ML+4.25%) due 07/30/2027	139,004	139,460

Machinery-Pumps – 0.0%
STS Operating, Inc. FRS BTL 5.25% (1 ML+4.25%) due 12/11/2024	136,013	129,610

Medical Information Systems – 0.1%
Navicure, Inc. FRS BTL-B 4.75% (1 ML+4.00%) due 10/22/2026	112,559	112,278
VVC Holding Corp. FRS BTL-B 4.65% (1 ML+4.50%) due 02/11/2026	122,377	122,122

		234,400

Medical Labs & Testing Services – 0.1%
Envision Healthcare Corp. FRS 1st Lien 3.90% (1 ML+3.75%) due 10/10/2025	260,343	216,953
Jaguar Holding Co. II FRS BTL 3.50% (1 ML+2.50%) due 08/18/2022	139,781	139,571

		356,524

Medical-Drugs – 0.1%
Akorn Operating Co. LLC FRS BTL 8.50% (3 ML+7.50%) due 10/01/2025	49,517	49,435
Alphabet Holding Co., Inc. FRS 1st Lien 3.65% (1 ML+3.50%) due 09/26/2024	144,139	142,727
Bausch Health Americas, Inc. FRS BTL 2.90% (1 ML+2.75%) due 11/27/2025	77,811	77,033

		269,195

Medical-Generic Drugs – 0.1%
Amneal Pharmaceuticals LLC FRS BTL-B 3.65% (1 ML+3.50%) due 05/04/2025	94,921	92,281
Endo Luxembourg Finance Co. I SARL FRS BTL-B 5.00% (3 ML+4.25%) due 04/29/2024	134,304	132,038

		224,319

Medical-Hospitals – 0.1%
Cano Health LLC FRS Delayed Draw 0.50% (3 ML+0.50%) due 11/19/2027(16)	25,481	25,311
Cano Health LLC FRS BTL 6.00% (3 ML+5.25%) due 11/19/2027	69,892	69,426
RegionalCare Hospital Partners Holdings, Inc. FRS BTL-B 3.90% (1 ML+3.75%) due 11/16/2025	95,393	94,931

		189,668

Metal Processors & Fabrication – 0.0%
Crosby US Acquisition Corp. FRS BTL-B 4.89% (1 ML+4.75%) due 06/26/2026	57,641	56,344

Miscellaneous Manufacturing – 0.0%
Excelitas Technologies Corp. FRS 2nd Lien 8.50% (3 ML+7.50%) due 12/01/2025	105,000	105,263

Non-Hazardous Waste Disposal – 0.0%
GFL Environmental, Inc. FRS BTL 3.50% (3 ML+3.00%) due 05/30/2025	71,530	71,530

Oil Companies-Exploration & Production – 0.0%
Osum Production Corp. FRS BTL 8.50% (3 ML+7.50%) due 07/31/2022	115,716	109,930

Oil-Field Services – 0.0%
Apergy Corp. FRS BTL 6.00% (3 ML+5.00%) due 05/28/2027	120,297	121,651

Pharmacy Services – 0.1%
Change Healthcare Holdings LLC FRS BTL 3.50% (1 ML+2.50%) due 03/01/2024	2,922	2,906
Change Healthcare Holdings LLC FRS BTL 3.50% (3 ML+2.50%) due 03/01/2024	91,195	90,701
HC Group Holdings II, Inc. FRS BTL-B 4.40% (1 ML+4.25%) due 08/06/2026	139,366	139,076

		232,683

Pipelines – 0.2%
Blackstone CQP Holdco LP FRS BTL-B 3.74% (3 ML+3.50%) due 09/30/2024	192,268	191,403
Hercules Merger Sub LLC FRS BTL-B 2.90% (1 ML+2.75%) due 11/01/2026	188,291	187,742
Medallion Midland Acquisition LLC FRS BTL 4.25% (1 ML+3.25%) due 10/30/2024	145,529	142,436

		521,581

Protection/Safety – 0.0%
Prime Security Services Borrower, LLC FRS BTL-B1 4.25% (1 ML+3.25%) due 09/23/2026	108,062	108,170

Publishing-Periodicals – 0.0%
Nielsen Finance LLC FRS BTL-B4 2.15% (1 ML+2.00%) due 10/04/2023	139,827	139,205

Quarrying – 0.0%
US Silica Co. FRS BTL-B 5.00% (1 ML+4.00%) due 05/01/2025	149,259	130,602

Real Estate Investment Trusts – 0.0%
Claros Mtg. Trust, Inc. FRS BTL-B 6.00% (1 ML+5.00%) due 08/09/2026	87,557	87,776

Real Estate Management/Services – 0.0%
Cushman & Wakefield FRS BTL 2.90% (1 ML+2.75%) due 08/21/2025	136,451	133,324

Research & Development – 0.0%
PAREXEL International Corp. FRS BTL 2.90% (1 ML+2.75%) due 09/27/2024	128,744	126,376

Resort/Theme Parks – 0.1%
SeaWorld Parks & Entertainment, Inc. FRS BTL-B5 3.75% (1 ML+3.00%) due 03/31/2024	208,362	202,024

Retail-Auto Parts – 0.0%
LS Group OpCo Acquistion LLC FRS BTL-B 4.25% (3 ML+3.50%) due 11/02/2027	86,139	86,031

Retail-Building Products – 0.0%
LBM Acquisition LLC FRS BTL coupon TBD due 12/09/2027	11,812	11,807
LBM Acquisition LLC FRS BTL-B coupon TBD due 12/17/2027	53,156	53,129

		64,936

Retail-Drug Store – 0.0%
CNT Holdings I Corp. FRS BTL 7.50% (3 ML+6.75%) due 10/16/2028	25,955	26,345

Retail-Petroleum Products – 0.0%
EG America LLC FRS BTL 4.25% (3 ML+4.00%) due 02/07/2025	135,476	133,831

Retail-Restaurants – 0.1%
IRB Holding Corp. FRS BTL-B 3.75% (3 ML+2.75%) due 02/05/2025	137,179	135,841
Whatabrands LLC FRS BTL-B 2.97% (1 ML+2.75%) due 07/31/2026	120,608	119,380
Wok Holdings, Inc. FRS BTL 6.40% (1 ML+6.25%) due 03/01/2026	109,331	95,254
Zaxbys Operating Co. LLC FRS BTL coupon TBD due 12/10/2027	37,000	37,015
Zaxbys Operating Co. LLC FRS BTL 4.50% (1 ML+3.75%) due 12/10/2027	25,788	25,799
Zaxbys Operating Co. LLC FRS 2nd Lien 7.25% (1 ML+6.50%) due 12/08/2028	3,155	3,187

		416,476

Retail-Sporting Goods – 0.1%
Bass Pro Group LLC FRS BTL 5.75% (1 ML+5.00%) due 09/25/2024	210,098	210,393

Rubber/Plastic Products – 0.0%
Gates Global LLC FRS BTL-B2 3.75% (1 ML+2.75%) due 04/01/2024	84,905	84,586

Satellite Telecom – 0.1%
Connect Finco SARL FRS BTL-B 5.50% (1 ML+4.50%) due 12/11/2026	116,415	116,793
Intelsat Jackson Holdings SA FRS DIP 6.50% (3 ML+5.50%) due 07/13/2022	38,018	38,731
Intelsat Jackson Holdings SA FRS BTL-B3 8.00% (USFRBPLR+4.75%) due 11/27/2023(12)	184,000	185,687
Iridium Satellite LLC FRS BTL-B 4.75% (1 ML+3.75%) due 11/04/2026	118,602	119,084

		460,295

Telecom Services – 0.0%
West Corp. FRS BTL-B1 4.50% (3 ML+3.50%) due 10/10/2024	116,667	112,074

Telecommunication Equipment – 0.0%
CommScope, Inc. FRS BTL-B 3.40% (1 ML+3.25%) due 04/06/2026	104,245	103,258

Telephone-Integrated – 0.1%
CenturyLink, Inc. FRS BTL-B 2.40% (1 ML+2.25%) due 03/15/2027	94,193	92,977
Zayo Group Holdings, Inc. FRS BTL 3.15% (1 ML+3.00%) due 03/09/2027	156,641	155,395

		248,372

Television – 0.0%
ION Media Networks, Inc. FRS BTL-B1 3.15% (1 ML+3.00%) due 12/18/2024	139,116	138,884

Theaters – 0.2%
AMC Entertainment Holdings, Inc. FRS BTL-B 3.25% (3 ML+3.00%) due 04/22/2026	20,060	12,261
William Morris Endeavor Entertainment LLC FRS BTL-B1 2.90% (1 ML+2.75%) due 05/18/2025	564,059	516,819

		529,080

Transactional Software – 0.0%
Solera LLC FRS BTL-B 2.90% (1 ML+2.75%) due 03/03/2023	122,712	121,672

Transport-Truck – 0.1%
Pods LLC FRS 1st Lien 3.75% (1 ML+2.75%) due 12/06/2024	147,358	147,220

Total Loans (cost $18,957,009)		17,811,835

COMMON STOCKS – 0.1%
Building Products-Air & Heating – 0.0%
API Heat Transfer, Inc.†(4)(5)	171,230	13,356

Television – 0.1%
ION Media Networks, Inc.†(4)(5)	655	563,156

Total Common Stocks (cost $56,513)		576,512

PREFERRED SECURITIES – 0.0%
Building Products-Air & Heating – 0.0%
API Heat Transfer, Inc. Class A 8.63%†(4)(5)(19)		37	1,825

Sovereign Agency – 0.0%
Federal Home Loan Mtg. Corp. Series Z 8.38%†		5,875	51,465

Total Preferred Securities (cost $127,205)			53,290

PREFERRED SECURITIES/CAPITAL SECURITIES – 1.9%
Auto-Cars/Light Trucks – 0.2%
Volkswagen International Finance NV 3.75% due 03/24/2021(8)	EUR	610,000	749,502

Banks-Money Center – 0.1%
BBVA Bancomer SA 5.13% due 01/18/2033*		201,000	216,578
National Westminster Bank PLC FRS 1.65% (3 ME + 2.15%) due 04/05/2021(8)	EUR	175,000	205,173

			421,751

Banks-Super Regional – 0.0%
Wells Fargo & Co. 5.95% due 12/01/2086		132,000	176,969

Building & Construction-Misc. – 0.1%
China Minmetals Corp. 3.75% due 11/13/2022(8)		635,000	644,862

Diversified Banking Institutions – 0.0%
BNP Paribas SA FRS 0.34% (6 ML+0.08%) due 03/31/2021(8)		130,000	107,689
HSBC Holdings PLC 5.25% due 09/16/2022(8)	EUR	200,000	254,714
JPMorgan Chase & Co. Series U 6.13% due 04/30/2024 (8)		194,000	211,460

			573,863

Electric-Distribution – 0.1%
National Rural Utilities Cooperative Finance Corp. 4.75% due 04/30/2043		290,000	305,225

Electric-Generation – 0.1%
Electricite de France SA 4.00% due 07/04/2024(8)	EUR	200,000	263,876

Electric-Integrated – 0.1%
CMS Energy Corp. 3.75% due 12/01/2050		63,000	64,367
CMS Energy Corp. 4.75% due 06/01/2050		91,000	102,516
Dominion Resources, Inc. 5.75% due 10/01/2054		92,000	102,513

			269,396

Food-Dairy Products – 0.1%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*		367,000	417,004

Gas-Distribution – 0.1%
Centrica PLC 3.00% due 04/10/2076	EUR	300,000	367,888

Insurance-Life/Health – 0.2%
Aviva PLC 6.13% due 09/29/2022(8)	GBP	150,000	220,766
Credit Agricole Assurances SA 4.75% due 09/27/2048	EUR	100,000	151,637
Prudential Financial, Inc. 5.70% due 09/15/2048		176,000	203,195
Voya Financial, Inc. 4.70% due 01/23/2048		112,000	116,368

			691,966

Insurance-Multi-line – 0.1%
Ageas 3.25% due 07/02/2049	EUR	100,000	139,124
Allianz SE 4.75% due 10/24/2023(8)	EUR	300,000	408,825

			547,949

Metal-Aluminum – 0.1%
Chalco Hong Kong Investment Co., Ltd. 4.25% due 11/07/2021(8)		400,000	405,385

Metal-Diversified – 0.1%
Chinalco Capital Holdings, Ltd. 4.10% due 09/11/2024(8)		200,000	205,604

Oil Companies-Integrated – 0.1%
BP Capital Markets PLC 3.63% due 03/22/2029(8)	EUR	160,000	213,545
BP Capital Markets PLC 4.88% due 03/22/2030(8)		162,000	180,743

			394,288

Pipelines – 0.0%
EnLink Midstream Partners LP 6.00% due 12/15/2022(8)		65,000	37,843
Enterprise Products Operating LLC 5.25% due 08/16/2077		65,000	65,902

			103,745

Tools-Hand Held – 0.1%
Stanley Black & Decker, Inc. 4.00% due 03/15/2060		193,000	205,493

Transport-Equipment & Leasing – 0.2%
AerCap Global Aviation Trust 6.50% due 06/15/2045*		715,000	729,300

Total Preferred Securities/Capital Securities (cost $6,994,998)			7,474,066

ESCROWS AND LITIGATION TRUSTS – 0.0%
Hellas Telecommunications Luxembourg II SCA Sub. Notes 8.46% due 01/15/2015*†(4)(12)(13)	1,330,000	0
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(4)	222,000	22
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(4)	280,000	28
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(4)	361,000	36
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(4)(12)(13)	100,000	0
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014*†(4)	459,551	3,309

Total Escrows and Litigation Trusts (cost $3,091,701)		3,395

Total Long-Term Investment Securities (cost $349,723,011)		363,392,436

SHORT-TERM INVESTMENT SECURITIES – 5.8%
Registered Investment Companies – 5.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(15) (cost $22,103,841)	22,103,841	22,103,841

TOTAL INVESTMENTS (cost $371,826,852)	101.4%	385,496,277
Liabilities in excess of other assets	(1.4)	(5,355,206)

NET ASSETS	100.0%	$380,141,071

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At December 31, 2020, the aggregate value of these securities was $120,746,690 representing 31.8% of net assets.

†	Non-income producing security

(1)	Commercial Mortgage Backed Security

(2)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(3)	Collateralized Mortgage Obligation

(4)	Securities classified as Level 3 (see Note 1).

(5)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2020, the Fund held the following restricted securities:

Description	Acquisition Date	Principal Amount/Shares	Acquisition Cost	Value	Value per Principal amount/Share	% of Net Assets
Convertible Bond
Hi-Crush, Inc.	10/8/2020	$260,000	$234,759	$260,000	$100.00	0.07%

Loans
RentPath LLC
1.61% due 12/17/2022	05/14/2015	493,906	488,484
	06/09/2015	200,000	197,899
	01/18/2017	4,000	3,867
	06/21/2017	365,000	360,420

		1,062,906	1,050,670	15,944	1.50	0.00

Common Stocks
API Heat Transfer, Inc	12/31/2018	171,230	56,506	13,356	0.08	0.00
ION Media Networks, Inc	12/16/2016	655	6	563,156	859.78	0.15

Preferred Securities
API Heat Transfer, Inc. Class A
	12/31/2018	37	36,495	1,825	50.00	0.00

				$854,281		0.22%

(6)	Interest Only

(7)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at December 31, 2020.

(8)	Perpetual maturity – maturity date reflects the next call date.

(9)

Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(10)

The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(11)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.

(12)	Company has filed for bankruptcy protection.

(13)	Security in default of interest and principal at maturity.

(14)	Denominated in United States dollars unless otherwise indicated.

(15)	The rate shown is the 7-day yield as of December 31, 2020.

(16)	All or a portion of this holding is subject to unfunded loan commitments (See Note 3).

(17)	Security in default of interest.

(18)

PIK (“Payment-in-Kind”) security-Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at 2.50%. The security is also currently paying interest in the form of additional loans at 6.50%.

(19)	Traded in Units. 1 unit equals 1,000 shares.

(20)

PIK (“Payment-in-Kind”) security-income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in the form of additional securities at the coupon rate listed.

BTL – Bank Term Loan

DIP – Debtor in Possession

REMIC – Real Estate Mortgage Investment Conduit

TBA – Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TBD – Senior loan purchased on a when issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

ULC – Unlimited Liability Corp.

FRS – Floating Rate Security

VRS – Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at December 31, 2020 and unless noted otherwise, the dates are the original maturity dates.

Currency Legend

EUR – Euro Currency

GBP – British Pound

Index Legend

3 ME – 3 Month Euribor

1 ML – 1 Month USD LIBOR

3 ML – 3 Month USD LIBOR

6 ML – 6 Month USD LIBOR

12 ML – 12 Month USD LIBOR

1 Yr USTYCR – 1 Year US Treasury Yield Curve Rate

USFRBPLR – US Federal Reserve Bank Prime Loan Rate

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
JPMorgan Chase Bank N.A.	EUR	5,085,000	USD	6,018,982	01/14/2021	$–	$(194,659)
	EUR	12,620,000	USD	14,999,184	02/25/2021	–	(436,283)
	GBP	1,920,000	USD	2,541,027	02/25/2021	–	(85,469)
	USD	901,722	EUR	760,000	01/14/2021	26,964	–
	USD	236,142	EUR	195,000	02/25/2021	2,362	–

Unrealized Appreciation(Depreciation)						$29,326	$(716,411)

EUR – Euro Currency

GBP – British Pound

USD – United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2020 (see Note 1):

	Level 1 – Unadjusted Quoted Prices	Level 2 – Other Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$–	$5,596,649	$–	$5,596,649
U.S. Convertible Bonds & Notes	–	–	260,000	260,000
U.S. Corporate Bonds & Notes	–	148,482,208	–	148,482,208
Foreign Corporate Bonds & Notes	–	60,321,058	–	60,321,058
Foreign Government Obligations	–	61,609,143	–	61,609,143
U.S. Government Agencies	–	56,855,581	–	56,855,581
U.S. Government Treasuries	–	4,348,699	–	4,348,699
Loans:
Buiding Products-Air & Heating	–	–	125,922	125,922
E-Commerce/Services	–	–	15,944	15,944
Other Industries	–	17,669,969	–	17,669,969
Common Stocks	–	–	576,512	576,512
Preferred Securities:
Building Products-Air & Heating	–	–	1,825	1,825
Sovereign Agency	51,465	–	–	51,465
Preferred Securities/Capital Securities	–	7,474,066	–	7,474,066
Escrows and Litigation Trusts	–	–	3,395	3,395
Short-Term Investment Securities	22,103,841	–	–	22,103,841

Total Investments at Value	$22,155,306	$362,357,373	$983,598	$385,496,277

Other Financial Instruments:+
Forward Foreign Currency Contracts	$–	$29,326	$–	$29,326

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$–	$716,411	$–	$716,411

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

AIG Flexible Credit Fund

PORTFOLIO OF INVESTMENTS – December 31, 2020 – (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
U.S. CORPORATE BONDS & NOTES – 45.8%
Advertising Sales – 0.3%
Outfront Media Capital LLC/Outfront Media Capital Corp. Company Guar. Notes 6.25% due 06/15/2025*	$810,000	$854,550

Aerospace/Defense – 0.8%
Boeing Co. Senior Notes 3.75% due 02/01/2050	980,000	1,030,558
Boeing Co. Senior Notes 5.93% due 05/01/2060	709,000	1,005,783

		2,036,341

Aerospace/Defense-Equipment – 2.0%
Howmet Aerospace, Inc. Senior Notes 6.88% due 05/01/2025	485,000	567,450
Signature Aviation US Holdings, Inc. Company Guar. Notes 4.00% due 03/01/2028*	1,700,000	1,711,305
Spirit AeroSystems, Inc. Company Guar. Notes 3.95% due 06/15/2023	435,000	426,300
Spirit AeroSystems, Inc. Senior Sec. Notes 5.50% due 01/15/2025*	745,000	785,900
TransDigm, Inc. Company Guar. Notes 5.50% due 11/15/2027	1,410,000	1,482,333

		4,973,288

Airlines – 0.7%
American Airlines, Inc. Senior Sec. Notes 11.75% due 07/15/2025*	1,475,000	1,701,044

Apparel Manufacturers – 0.3%
Hanesbrands, Inc. Company Guar. Notes 5.38% due 05/15/2025*	725,000	767,065

Applications Software – 0.4%
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	1,030,000	1,100,061

Athletic Equipment – 0.3%
Vistra Outdoor, Inc. Company Guar. Notes 5.88% due 10/01/2023	810,000	818,100

Auto-Cars/Light Trucks – 0.6%
Ford Motor Co. Senior Notes 9.00% due 04/22/2025	274,000	335,927
Ford Motor Co. Senior Notes 9.63% due 04/22/2030	181,000	255,436
Ford Motor Credit Co. LLC Senior Notes 4.13% due 08/17/2027	660,000	691,350
Ford Motor Credit Co. LLC Senior Notes 5.13% due 06/16/2025	235,000	255,515

		1,538,228

Auto/Truck Parts & Equipment-Original – 0.8%
American Axle & Manufacturing, Inc. Company Guar. Notes 6.50% due 04/01/2027	900,000	947,250
Dana, Inc. Senior Notes 5.38% due 11/15/2027	698,000	739,880
Tenneco, Inc. Company Guar. Notes 5.38% due 12/15/2024	370,000	357,498

		2,044,628

Broadcast Services/Program – 1.0%
Clear Channel Worldwide Holdings, Inc. Senior Sec. Notes 5.13% due 08/15/2027*	440,000	444,400
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 9.25% due 02/15/2024	387,000	391,837
Diamond Sports Group LLC/Diamond Sports Finance Co. Company Guar. Notes 6.63% due 08/15/2027*	960,000	580,800
iHeartCommunications, Inc. Company Guar. Notes 8.38% due 05/01/2027	809,966	864,606
Univision Communications, Inc. Senior Sec. Notes 9.50% due 05/01/2025*	165,000	183,563

		2,465,206

Building & Construction Products-Misc. – 0.6%
CP Atlas Buyer, Inc. Senior Notes 7.00% due 12/01/2028*	590,000	613,600
Standard Industries, Inc. Senior Notes 4.38% due 07/15/2030*	730,000	780,903

		1,394,503

Building & Construction-Misc. – 0.5%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 4.88% due 09/15/2028*	1,225,000	1,280,125

Building-Residential/Commercial – 0.7%
M/I Homes, Inc. Company Guar. Notes 4.95% due 02/01/2028	635,000	672,179
PulteGroup, Inc. Company Guar. Notes 7.88% due 06/15/2032	645,000	965,081

		1,637,260

Cable/Satellite TV – 2.2%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.75% due 03/01/2030*	725,000	782,275
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 05/01/2027*	825,000	875,482

CSC Holdings LLC Senior Notes 5.75% due 01/15/2030*	1,255,000	1,375,794
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	495,000	511,087
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	340,000	380,803
Radiate Holdco LLC/Radiate Finance, Inc. Senior Sec. Notes 4.50% due 09/15/2026*	295,000	304,219
Radiate Holdco LLC/Radiate Finance, Inc. Senior Notes 6.50% due 09/15/2028*	1,005,000	1,059,019

		5,288,679

Casino Hotels – 0.4%
Station Casinos LLC Company Guar. Notes 4.50% due 02/15/2028*	980,000	987,350

Casino Services – 0.3%
Caesars Entertainment, Inc. Senior Sec. Notes 6.25% due 07/01/2025*	390,000	415,350
Caesars Entertainment, Inc. Senior Notes 8.13% due 07/01/2027*	305,000	337,642

		752,992

Cellular Telecom – 0.3%
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	600,000	694,680

Chemicals-Diversified – 0.3%
Olin Corp. Senior Notes 5.63% due 08/01/2029	670,000	727,788

Chemicals-Specialty – 0.7%
Chemours Co. Company Guar. Notes 5.75% due 11/15/2028*	640,000	652,800
Kraton Polymers LLC/Kraton Polymers Capital Corp. Company Guar. Notes 4.25% due 12/15/2025*	170,000	173,417
Kraton Polymers LLC/Kraton Polymers Capital Corp. Company Guar. Notes 7.00% due 04/15/2025*	801,000	843,453

		1,669,670

Coal – 0.3%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. Company Guar. Notes 7.50% due 05/01/2025*	985,000	837,250

Computer Services – 0.7%
Banff Merger Sub, Inc. Senior Notes 9.75% due 09/01/2026*	530,000	572,479
Science Applications International Corp. Company Guar. Notes 4.88% due 04/01/2028*	1,105,000	1,171,300

		1,743,779

Computer Software – 0.3%
J2 Global, Inc. Company Guar. Notes 4.63% due 10/15/2030*	645,000	680,475

Computers-Integrated Systems – 0.1%
NCR Corp. Company Guar. Notes 5.00% due 10/01/2028*	75,000	79,125
NCR Corp. Company Guar. Notes 5.25% due 10/01/2030*	75,000	80,438

		159,563

Consumer Products-Misc. – 0.3%
Prestige Brands, Inc. Company Guar. Notes 6.38% due 03/01/2024*	775,000	792,437

Containers-Metal/Glass – 0.3%
BWAY Holding Co. Senior Notes 7.25% due 04/15/2025*	651,000	657,510

Containers-Paper/Plastic – 0.5%
Trident Merger Sub, Inc. Company Guar. Notes 6.63% due 11/01/2025*	790,000	801,850
Trident TPI Holdings, Inc. Company Guar. Notes 9.25% due 08/01/2024*	490,000	521,850

		1,323,700

Data Processing/Management – 0.2%
Dun & Bradstreet Corp. Company Guar. Notes 10.25% due 02/15/2027*	471,000	531,053

Diagnostic Equipment – 0.4%
Avantor Funding, Inc. Company Guar. Notes 4.63% due 07/15/2028*	190,000	200,925
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA Senior Notes 7.25% due 02/01/2028*	390,000	411,450
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA Senior Notes 7.38% due 06/01/2025*	420,000	447,300

		1,059,675

Dialysis Centers – 0.4%
DaVita, Inc. Company Guar. Notes 3.75% due 02/15/2031*	875,000	888,440

E-Commerce/Products – 0.3%
ANGI Group LLC Company Guar. Notes 3.88% due 08/15/2028*	820,000	834,350

E-Commerce/Services – 0.9%
Cars.com, Inc. Company Guar. Notes 6.38% due 11/01/2028*	700,000	743,029
TripAdvisor, Inc Company Guar. Notes 7.00% due 07/15/2025*	550,000	594,000

Uber Technologies, Inc. Company Guar. Notes 7.50% due 05/15/2025*	730,000	788,561

		2,125,590

Electric-Integrated – 0.7%
PG&E Corp. Senior Sec. Notes 5.25% due 07/01/2030	830,000	913,000
Talen Energy Supply LLC Senior Sec. Notes 6.63% due 01/15/2028*	750,000	783,750

		1,696,750

Electronic Components-Semiconductors – 0.4%
Microchip Technology, Inc. Company Guar. Notes 4.25% due 09/01/2025*	820,000	867,514

Energy-Alternate Sources – 0.3%
TerraForm Power Operating LLC Company Guar. Notes 5.00% due 01/31/2028*	590,000	662,954

Enterprise Software/Service – 0.6%
Open Text Holdings, Inc. Company Guar. Notes 4.13% due 02/15/2030*	840,000	893,592
Veritas US, Inc./Veritas Bermuda, Ltd. Senior Sec. Notes 7.50% due 09/01/2025*	595,000	610,619

		1,504,211

Finance-Consumer Loans – 0.7%
Navient Corp. Senior Notes 5.88% due 10/25/2024	700,000	743,750
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	390,000	452,887
Springleaf Finance Corp. Company Guar. Notes 7.13% due 03/15/2026	390,000	461,175

		1,657,812

Financial Guarantee Insurance – 0.2%
NMI Holdings, Inc. Senior Sec. Notes 7.38% due 06/01/2025*	340,000	380,800

Food-Catering – 0.3%
Aramark Services, Inc. Company Guar. Notes 6.38% due 05/01/2025*	670,000	716,063

Food-Dairy Products – 0.5%
Chobani LLC/Chobani Finance Corp., Inc. Company Guar. Notes 7.50% due 04/15/2025*	1,095,000	1,148,217

Food-Misc./Diversified – 0.5%
Dole Food Co., Inc. Senior Sec. Notes 7.25% due 06/15/2025*	1,250,000	1,275,000

Food-Retail – 0.6%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 4.63% due 01/15/2027*	1,350,000	1,436,062

Food-Wholesale/Distribution – 0.4%
Matterhorn Merger Sub LLC/Matterhorn Finance Sub, Inc. Senior Notes 8.50% due 06/01/2026*	1,045,000	1,092,025

Gambling (Non-Hotel) – 0.4%
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 02/15/2023*	610,000	619,150
Scientific Games International, Inc. Company Guar. Notes 8.25% due 03/15/2026*	380,000	409,488

		1,028,638

Hotels/Motels – 0.3%
Marriott Ownership Resorts, Inc. Company Guar. Notes 4.75% due 01/15/2028	610,000	619,150

Insurance-Multi-line – 0.4%
Acrisure LLC/Acrisure Finance, Inc. Senior Notes 7.00% due 11/15/2025*	710,000	739,145
Acrisure LLC/Acrisure Finance, Inc. Senior Sec. Notes 8.13% due 02/15/2024*	320,000	338,789

		1,077,934

Internet Connectivity Services – 0.4%
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. Senior Notes 10.75% due 06/01/2028*	795,000	906,300

Investment Companies – 0.4%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 6.25% due 05/15/2026	880,000	931,832

Medical Information Systems – 0.3%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. Company Guar. Notes 5.75% due 03/01/2025*	690,000	703,800

Medical Labs & Testing Services – 0.6%
Syneos Health, Inc. Company Guar. Notes 3.63% due 01/15/2029*	180,000	180,498
West Street Merger Sub, Inc. Senior Notes 6.38% due 09/01/2025*	1,230,000	1,260,750

		1,441,248

Medical-Generic Drugs – 0.3%
Par Pharmaceutical, Inc. Senior Sec. Notes 7.50% due 04/01/2027*	603,000	654,255

Medical-Hospitals – 2.4%
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.63% due 02/15/2025*	805,000	847,246
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	575,000	646,605
LifePoint Health, Inc. Senior Sec. Notes 4.38% due 02/15/2027*	835,000	836,044

LifePoint Health, Inc. Company Guar. Notes 5.38% due 01/15/2029*	170,000	169,634
LifePoint Health, Inc. Senior Sec. Notes 6.75% due 04/15/2025*	10,000	10,738
Select Medical Corp. Company Guar. Notes 6.25% due 08/15/2026*	940,000	1,012,305
Surgery Center Holdings, Inc. Company Guar. Notes 6.75% due 07/01/2025*	420,000	427,350
Surgery Center Holdings, Inc. Company Guar. Notes 10.00% due 04/15/2027*	425,000	469,625
Tenet Healthcare Corp. Senior Sec. Notes 4.88% due 01/01/2026*	865,000	904,885
Tenet Healthcare Corp. Senior Sec. Notes 5.13% due 11/01/2027*	292,000	309,155
Tenet Healthcare Corp. Sec. Notes 6.25% due 02/01/2027*	345,000	365,700

		5,999,287

Medical-Wholesale Drug Distribution – 0.0%
AdaptHealth LLC Senior Notes 4.63% due 08/01/2029*	100,000	102,750

Metal-Aluminum – 0.5%
Kaiser Aluminum Corp. Company Guar. Notes 6.50% due 05/01/2025*	240,000	256,800
Novelis Corp. Company Guar. Notes 4.75% due 01/30/2030*	860,000	926,534

		1,183,334

Metal-Iron – 0.4%
Cleveland-Cliffs, Inc. Senior Sec. Notes 6.75% due 03/15/2026*	415,000	448,200
Cleveland-Cliffs, Inc. Company Guar. Notes 7.00% due 03/15/2027*	585,000	565,987

		1,014,187

Miscellaneous Manufacturing – 0.6%
Hillenbrand, Inc. Company Guar. Notes 5.00% due 09/15/2026	1,215,000	1,362,319

Office Automation & Equipment – 0.3%
Xerox Holdings Corp. Company Guar. Notes 5.50% due 08/15/2028*	750,000	795,862

Oil & Gas Drilling – 0.3%
Patterson-UTI Energy, Inc. Senior Notes 5.15% due 11/15/2029	880,000	805,846

Oil Companies-Exploration & Production – 2.4%
Apache Corp. Senior Notes 4.63% due 11/15/2025	770,000	813,905
Ascent Resources Utica Holdings LLC/ARU Finance Corp. Senior Notes 8.25% due 12/31/2028*	455,000	453,863
Callon Petroleum Co. Company Guar. Notes 6.13% due 10/01/2024	451,345	259,523
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	835,000	856,042
CrownRock LP/CrownRock Finance, Inc. Senior Notes 5.63% due 10/15/2025*	1,015,000	1,036,549
Occidental Petroleum Corp. Senior Notes 2.70% due 08/15/2022	270,000	270,338
Occidental Petroleum Corp. Senior Notes 3.50% due 08/15/2029	525,000	480,464
Occidental Petroleum Corp. Senior Notes 5.50% due 12/01/2025	145,000	151,178
Occidental Petroleum Corp. Senior Notes 5.88% due 09/01/2025	255,000	271,575
Occidental Petroleum Corp. Senior Notes 6.13% due 01/01/2031	215,000	230,093
Occidental Petroleum Corp. Senior Notes 6.63% due 09/01/2030	385,000	418,014
WPX Energy, Inc. Senior Notes 4.50% due 01/15/2030	605,000	641,300

		5,882,844

Oil Refining & Marketing – 0.4%
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 4.50% due 05/15/2029*	1,025,000	1,066,000

Oil-Field Services – 0.6%
CSI Compressco LP/CSI Compressco Finance, Inc. Company Guar. Notes 7.25% due 08/15/2022	1,145,000	950,350
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	440,000	459,800

		1,410,150

Paper & Related Products – 0.4%
Schweitzer-Mauduit International, Inc. Company Guar. Notes 6.88% due 10/01/2026*	1,020,000	1,081,200

Petrochemicals – 0.3%
TPC Group, Inc. Senior Sec. Notes 10.50% due 08/01/2024*	827,000	682,275

Pipelines – 2.2%
American Midstream Partners LP/American Midstream Finance Corp. Company Guar. Notes 9.50% due 12/15/2021*	525,000	521,062

Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.75% due 01/15/2028*	750,000	720,150
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 7.88% due 05/15/2026*	385,000	397,543
Blue Racer Midstream LLC/Blue Racer Finance Corp. Senior Notes 7.63% due 12/15/2025*	50,000	53,250
Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029	1,035,000	1,094,802
Cheniere Energy, Inc. Senior Sec. Notes 4.63% due 10/15/2028*	475,000	498,750
EQM Midstream Partners LP Senior Notes 6.00% due 07/01/2025*	220,000	240,900
EQM Midstream Partners LP Senior Notes 6.50% due 07/01/2027*	250,000	281,509
NuStar Logistics LP Company Guar. Notes 6.38% due 10/01/2030	280,000	317,184
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 4.88% due 02/01/2031*	310,000	337,773
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.88% due 04/15/2026	830,000	879,983

		5,342,906

Precious Metals – 0.4%
Hecla Mining Co. Company Guar. Notes 7.25% due 02/15/2028	910,000	994,175

Publishing-Books – 0.2%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance Senior Notes 7.88% due 05/15/2024*	500,000	455,000

Real Estate Investment Trusts – 2.0%
ESH Hospitality, Inc. Company Guar. Notes 4.63% due 10/01/2027*	810,000	830,250
iStar, Inc. Senior Notes 4.25% due 08/01/2025	855,000	844,313
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 4.50% due 01/15/2028	580,000	617,051
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 3.50% due 03/15/2031	780,000	805,350
Service Properties Trust Company Guar. Notes 5.50% due 12/15/2027	335,000	366,275
Service Properties Trust Company Guar. Notes 7.50% due 09/15/2025	505,000	581,921
Uniti Group, Inc./CSL Capital LLC Company Guar. Notes 7.13% due 12/15/2024*	880,000	888,800

		4,933,960

Retail-Automobile – 0.4%
Carvana Co. Company Guar. Notes 5.63% due 10/01/2025*	580,000	595,225
Carvana Co. Company Guar. Notes 5.88% due 10/01/2028*	340,000	353,175

		948,400

Retail-Building Products – 0.3%
LBM Acquisition LLC Company Guar. Notes 6.25% due 01/15/2029*	670,000	691,775

Retail-Misc./Diversified – 0.0%
99 Escrow Issuer, Inc. Senior Sec. Notes 7.50% due 01/15/2026*	65,000	64,594

Retail-Pawn Shops – 0.3%
FirstCash, Inc. Company Guar. Notes 4.63% due 09/01/2028*	645,000	665,156

Retail-Propane Distribution – 0.1%
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp. Senior Notes 8.63% due 05/16/2020†(1)	570,000	153,900

Retail-Restaurants – 0.4%
Dave & Buster’s, Inc. Senior Sec. Notes 7.63% due 11/01/2025*	115,000	121,037
Golden Nugget, Inc. Company Guar. Notes 8.75% due 10/01/2025*	920,000	945,300

		1,066,337

Security Services – 0.5%
Allied Universal Holdco LLC/Allied Universal Finance Corp. Senior Sec. Notes 6.63% due 07/15/2026*	1,120,000	1,194,256

Soap & Cleaning Preparation – 0.3%
Kronos Acquisition Holdings, Inc. Company Guar. Notes 9.00% due 08/15/2023*	720,000	737,640
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. Senior Sec. Notes 5.00% due 12/31/2026*	10,000	10,432
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. Company Guar. Notes 7.00% due 12/31/2027*	90,000	94,232

		842,304

Steel-Producers – 0.6%
United States Steel Corp. Senior Notes 6.25% due 03/15/2026	715,000	654,225

United States Steel Corp. Senior Sec. Notes 12.00% due 06/01/2025*	790,000	912,450

		1,566,675

Telephone-Integrated – 1.3%
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 07/15/2024*	605,000	629,200
Consolidated Communications, Inc. Senior Sec. Notes 6.50% due 10/01/2028*	545,000	583,150
Frontier Communications Corp. Sec. Notes 6.75% due 05/01/2029*	895,000	957,650
Level 3 Financing, Inc. Company Guar. Notes 3.63% due 01/15/2029*	815,000	812,962
Level 3 Financing, Inc. Company Guar. Notes 4.25% due 07/01/2028*	215,000	220,913

		3,203,875

Theaters – 0.6%
Live Nation Entertainment, Inc. Company Guar. Notes 4.75% due 10/15/2027*	310,000	317,725
Live Nation Entertainment, Inc. Company Guar. Notes 5.63% due 03/15/2026*	1,130,000	1,161,075

		1,478,800

Transactional Software – 0.4%
Black Knight InfoServ LLC Company Guar. Notes 3.63% due 09/01/2028*	850,000	870,187

Transport-Equipment & Leasing – 0.6%
Fortress Transportation & Infrastructure Investors LLC Senior Notes 6.50% due 10/01/2025*	995,000	1,039,884
Fortress Transportation & Infrastructure Investors LLC Senior Notes 6.75% due 03/15/2022*	343,000	343,857
Fortress Transportation & Infrastructure Investors LLC Senior Notes 9.75% due 08/01/2027*	110,000	126,088

		1,509,829

Wireless Equipment – 0.4%
ViaSat, Inc. Senior Notes 5.63% due 09/15/2025*	1,075,000	1,099,510

Total U.S. Corporate Bonds & Notes (cost $107,454,322)		112,633,638

FOREIGN CORPORATE BONDS & NOTES – 7.8%
Airlines – 0.8%
Norwegian Air Shuttle ASA Pass-Through Trust Series 2016-1, Class A Pass-Through Certs. 4.88% due 11/10/2029*	2,093,301	1,907,521

Auto-Cars/Light Trucks – 0.2%
Aston Martin Capital Holdings, Ltd. Senior Sec. Notes 10.50% due 11/30/2025*	445,000	489,024

Auto/Truck Parts & Equipment-Original – 0.3%
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. Company Guar. Notes 8.50% due 05/15/2027*	695,000	755,055

Cable/Satellite TV – 0.1%
Virgin Media Finance PLC Company Guar. NotesCompany Guar. NotesCompany Guar. NotesCompany Guar. Notes 5.00% due 07/15/2030*	275,000	285,313

Casino Hotels – 0.4%
Wynn Macau, Ltd. Senior Notes 5.63% due 08/26/2028*	985,000	1,036,712

Casino Services – 0.3%
Gateway Casinos & Entertainment, Ltd. Sec. Notes 8.25% due 03/01/2024*	800,000	752,000

Chemicals-Specialty – 0.4%
Alpha 3 BV/Alpha US Bidco, Inc. Company Guar. Notes 6.25% due 02/01/2025*	950,000	966,625

Computers-Memory Devices – 0.3%
Seagate Technology PLC Company Guar. Notes 3.38% due 07/15/2031*	695,000	698,760

Cruise Lines – 0.5%
Carnival Corp. Senior Notes 7.63% due 03/01/2026*	90,000	98,054
Carnival Corp. Senior Sec. Notes 11.50% due 04/01/2023*	445,000	514,741
NCL Corp., Ltd. Company Guar. Notes 5.88% due 03/15/2026*	255,000	268,214
Royal Caribbean Cruises, Ltd. Company Guar. Notes 9.13% due 06/15/2023*	220,000	238,700

		1,119,709

Diversified Minerals – 0.4%
Teck Resources, Ltd. Senior Notes 6.13% due 10/01/2035	780,000	1,005,798

Machinery-Pumps – 0.3%
Titan Acquisition, Ltd./Titan Co-Borrower LLC Senior Notes 7.75% due 04/15/2026*	740,000	769,600

Medical-Biomedical/Gene – 0.1%
Concordia International Corp. Senior Sec. Notes 8.00% due 09/06/2024	142,000	143,420

Medical-Drugs – 1.2%
Bausch Health Cos., Inc. Senior Sec. Notes 5.75% due 08/15/2027*	585,000	627,412

Bausch Health Cos., Inc. Company Guar. Notes 7.00% due 01/15/2028*	745,000	818,904
Cheplapharm Arzneimittel GmbH Senior Sec. Notes 5.50% due 01/15/2028*	850,000	888,250
Endo Dac/Endo Finance LLC/Endo Finco, Inc. Sec. Notes 9.50% due 07/31/2027*	70,000	78,138
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	235,000	225,896
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 7.13% due 01/31/2025	380,000	420,014

		3,058,614

Miscellaneous Manufacturing – 0.4%
Bombardier, Inc. Senior Notes 7.50% due 12/01/2024*	675,000	647,507
Bombardier, Inc. Senior Notes 8.75% due 12/01/2021*	280,000	291,200

		938,707

MRI/Medical Diagnostic Imaging – 0.3%
Akumin, Inc. Senior Sec. Notes 7.00% due 11/01/2025*	710,000	745,500

Non-Hazardous Waste Disposal – 0.2%
GFL Environmental, Inc. Company Guar. Notes 4.00% due 08/01/2028*	430,000	433,225

Oil & Gas Drilling – 0.1%
Transocean, Inc. Company Guar. Notes 11.50% due 01/30/2027*	398,000	284,570

Oil Companies-Exploration & Production – 0.4%
Geopark, Ltd. Company Guar. Notes 6.50% due 09/21/2024*	995,000	1,032,312

Pipelines – 0.2%
Northriver Midstream Finance LP Senior Sec. Notes 5.63% due 02/15/2026*	445,000	459,596

Satellite Telecom – 0.5%
Telesat Canada/Telesat LLC Company Guar. Notes 6.50% due 10/15/2027*	1,270,000	1,327,150

Telecom Services – 0.4%
Altice France Holding SA Company Guar. Notes 6.00% due 02/15/2028*	1,000,000	1,012,500

Total Foreign Corporate Bonds & Notes (cost $19,138,202)		19,221,711

LOANS(2)(3)(4) – 42.4%
Advanced Materials – 0.1%
Gemini HDPE LLC FRS BTL-B coupon TBD due 12/31/2027	285,000	283,041

Advertising Sales – 0.2%
Clear Channel Outdoor Holdings, Inc. FRS BTL 3.71% (3 ML+3.50%) due 08/21/2026	592,500	568,800

Airlines – 1.0%
Mileage Plus Holdings LLC FRS Term B 6.25% (3 ML+5.25%) due 06/25/2027	1,615,000	1,679,151
WestJet Airlines, Ltd. FRS BTL-B 4.00% (6 ML+3.00%) due 12/11/2026	859,200	821,917

		2,501,068

Auto-Heavy Duty Trucks – 0.5%
Navistar, Inc. FRS BTL-B 3.66% (1 ML+3.50%) due 11/06/2024	1,156,094	1,153,564

Auto/Truck Parts & Equipment-Original – 1.8%
Accuride Corp. FRS BTL 6.25% (3 ML+5.25%) due 11/17/2023	869,371	783,158
Cooper-Standard Automotive, Inc. FRS BTL-B1 3.00% (1 ML+2.00%) due 11/02/2023	895,929	836,948
DexKo Global, Inc. FRS BTL-B 4.50% (3 ML+3.50%) due 07/24/2024	684,504	675,948
Panther BF Aggregator 2 LP FRS BTL-B 3.65% (1 ML+3.50%) due 04/30/2026	882,375	877,963
Tenneco, Inc. FRS BTL-B 3.15% (1 ML+3.00%) due 10/01/2025	1,323,796	1,289,046

		4,463,063

Beverages-Wine/Spirits – 0.2%
Arterra Wines Canada, Inc. FRS BTL-B 4.25% (3 ML+3.50%) due 11/24/2027	420,000	421,838

Broadcast Services/Program – 1.4%
Diamond Sports Group LLC FRS BTL 3.40% (1 ML+3.25%) due 08/24/2026	987,500	873,937
iHeartCommunications, Inc. FRS BTL 3.15% (1 ML+3.00%) due 05/01/2026	1,523,918	1,497,249

Univision Communications, Inc. FRS 1st Lein 3.75% (1 ML+2.75%) due 03/15/2024	1,044,910	1,036,551

		3,407,737

Building & Construction Products-Misc. – 0.3%
AZEK Co. LLC FRS BTL 4.75% (3 ML+3.75%) due 05/05/2024	490,267	489,960
CP Atlas Buyer, Inc. FRS BTL-B1 5.25% (3 ML+4.50%) due 11/23/2027	153,750	153,798
CP Atlas Buyer, Inc. FRS Delayed Draw 5.25% (3 ML+4.50%) due 11/23/2027	51,250	51,266

		695,024

Building Products-Cement – 0.4%
Summit Materials LLC FRS BTL 2.15% (1 ML+2.00%) due 11/21/2024	938,677	932,028

Building Products-Wood – 0.1%
LEB Holdings USA, Inc. FRS BTL-B 4.75% (3 ML+4.00%) due 11/02/2027	125,000	125,313

Cable/Satellite TV – 0.5%
Radiate Holdco LLC FRS BTL 4.25% (1 ML+3.50%) due 09/25/2026	238,761	238,836
UPC Broadband Holdings BV FRS BTL-B1 3.67% (2 ML+3.50%) due 01/31/2029	505,000	505,000
UPC Broadband Holdings BV FRS BTL-B2 3.68% (2 ML+3.50%) due 01/31/2029	500,000	500,000

		1,243,836

Casino Hotels – 0.9%
Caesars Resort Collection LLC FRS BTL 4.65% (1 ML+4.50%) due 07/21/2025	523,688	523,753
CityCenter Holdings LLC FRS BTL-B 2.40% (1 ML+2.25%) due 04/18/2024	949,482	935,536
Golden Nugget, Inc. FRS BTL-B 3.25% (2 ML+2.50%) due 10/04/2023	735,917	709,240

		2,168,529

Casino Services – 0.4%
Aristocrat Leisure, Ltd. FRS BTL-B 4.75% (3 ML+3.75%) due 10/19/2024	268,650	269,993
CCM Merger, Inc. FRS BTL-B 4.50% (1 ML+3.75%) due 11/04/2025	275,000	274,198
Gateway Casinos & Entertainment, Ltd. FRS BTL 7.50% (3 ML+6.50%) due 12/01/2023(8)	547,950	523,635

		1,067,826

Cellular Telecom – 0.3%
Altice France SA FRS BTL-B13 4.24% (3 ML+4.00%) due 08/14/2026	637,000	632,355

Chemicals-Diversified – 0.8%
Ascend Performance Materials Operations LLC FRS BTL-B 6.25% (3 ML+5.25%) due 08/27/2026	409,812	409,812
Hexion, Inc. FRS BTL 3.73% (6 ML+3.50%) due 07/01/2026	626,948	623,029
Innophos Holdings, Inc. FRS BTL-B 3.65% (1 ML+3.50%) due 02/07/2027	828,738	826,666

		1,859,507

Chemicals-Specialty – 1.2%
Aruba Investments Holdings LLC FRS BTL 4.75% (3 ML+4.00%) due 11/24/2027	340,000	339,150
Diamond BC BV FRS BTL 3.15% (1 ML+3.00%) due 09/06/2024	1,671,297	1,643,617
Diamond BC BV FRS BTL 6.00% (3 ML+5.00%) due 09/06/2024	309,225	306,519
Zep, Inc. FRS BTL 5.00% (3 ML+4.00%) due 08/12/2024	740,138	719,414

		3,008,700

Commercial Services – 0.8%
Amentum Government Services Holdings LLC FRS BTL-B 5.50% (3 ML+4.75%) due 01/29/2027	610,000	612,288
CPI Acquisition, Inc. FRS 1st Lein 5.50% (3 ML+4.50%) due 08/17/2022	1,025,685	938,502
Spin Holdco, Inc. FRS BTL-B1 4.25% (3 ML+3.25%) due 11/14/2022	373,067	370,535

		1,921,325

Commercial Services-Finance – 0.3%
NAB Holdings LLC FRS BTL 4.00% (3 ML+3.00%) due 07/01/2024	623,397	617,163

Computer Services – 0.4%
Tempo Acquisition LLC FRS BTL-B 3.75% (1 ML+3.25%) due 11/02/2026	896,860	889,572
Virtusa Corp. FRS BTL-B coupon TBD due 12/01/2027	180,000	179,250

		1,068,822

Computers-Integrated Systems – 0.6%
Everi Payments, Inc. FRS BTL-B 3.75% (1 ML+2.75%) due 05/09/2024	975,151	962,658
Everi Payments, Inc. FRS BTL 11.50% (1 ML+10.50%) due 05/09/2024	54,725	56,640
NCR Corp. FRS BTL 2.65% (1 ML+2.50%) due 08/28/2026	530,967	521,675

		1,540,973

Consulting Services – 0.5%
AlixPartners LLP FRS BTL 2.65% (1 ML+2.50%) due 04/04/2024	1,120,739	1,107,430

Containers-Metal/Glass – 1.3%
Anchor Glass Container Corp. FRS 1st Lien 3.75% (1 ML+2.75%) due 12/07/2023	1,048,449	819,101
Anchor Glass Container Corp. FRS BTL 6.00% (3 ML+5.00%) due 12/07/2023	382,080	290,381
Anchor Glass Container Corp. FRS 2nd Lien 8.75% (1 ML+7.75%) due 12/07/2024	265,333	92,867
Berlin Packaging LLC FRS 1st Lein 3.16% (1 ML+3.00%) due 11/07/2025	711,388	698,840
Berlin Packaging LLC FRS 1st Lein 3.26% (3 ML+3.00%) due 11/07/2025	4,165	4,091
Mauser Packaging Solutions Holding, Co. FRS BTL 3.48% (3 ML+3.25%) due 04/03/2024	1,225,550	1,182,962

		3,088,242

Containers-Paper/Plastic – 1.7%
Fort Dearborn Holding Co., Inc. FRS 1st Lien 5.00% (1 ML+4.00%) due 10/19/2023	1,106,536	1,100,312
Kloeckner Pentaplast of America, Inc. FRS BTL 5.25% (6 ML+4.25%) due 06/30/2022	1,310,590	1,305,129
Patriot Container Corp. FRS 1st Lein 4.50% (1 ML+3.50%) due 03/20/2025	829,731	813,136
Reynolds Group Holdings, Inc. FRS BTL 2.90% (1 ML+2.75%) due 02/05/2023	411,482	409,013
Trident TPI Holdings, Inc. FRS BTL-B1 4.00% (3 ML+3.00%) due 10/17/2024	606,919	599,636

		4,227,226

Cosmetics & Toiletries – 0.5%
Parfums Holding Co., Inc. FRS 1st Lien 5.00% (3 ML+4.00%) due 06/30/2024	1,184,688	1,172,841

Cruise Lines – 0.0%
Carnival Corp. FRS Term B 8.50% (1 ML+7.50%) due 06/30/2025	104,475	107,557

Data Processing/Management – 0.5%
Dun & Bradstreet Corp. FRS BTL 3.90% (1 ML+3.75%) due 02/06/2026	1,072,523	1,071,451
Dun & Bradstreet Corp. FRS BTL coupon TBD due 02/06/2026	120,000	119,880

		1,191,331

Diagnostic Kits – 0.3%
Ortho-Clinical Diagnostics SA FRS BTL 3.40% (1 ML+3.25%) due 06/30/2025	722,881	711,650

Diversified Minerals – 0.3%
Covia Holdings Corp. FRS BTL 8.25% (USFRBPLR+5.00%) due 06/01/2025(5)(6)	788,209	669,977

E-Commerce/Products – 0.4%
CNT Holdings I Corp. FRS BTL 4.50% (6 ML+3.75%) due 11/08/2027	315,000	314,719
Rodan & Fields LLC FRS BTL 4.16% (1 ML+4.00%) due 06/16/2025	782,120	643,293

		958,012

E-Commerce/Services – 0.6%
Hoya Midco LLC FRS 1st Lein 4.50% (6 ML+3.50%) due 06/30/2024	837,037	788,908
Uber Technologies, Inc. FRS BTL-B1 3.65% (1 ML+3.50%) due 07/13/2023	646,623	644,545

		1,433,453

Educational Services – 0.1%
Weld North Education LLC FRS BTL-B coupon TBD due 12/15/2027	335,000	333,744

Electric-Generation – 0.0%
Astoria Energy LLC FRS BTL-B coupon TBD due 12/10/2027	115,000	114,281

Electric-Integrated – 0.1%
PG&E Corp. FRS BTL-B 5.50% (1 ML+4.50%) due 06/23/2025	268,650	271,449

Electronics-Military – 0.3%
AI Convoy Luxembourg SARL FRS BTL-B 4.50% (3 ML+3.50%) due 01/17/2027	2,038	2,033
AI Convoy Luxembourg SARL FRS BTL-B 4.50% (3 ML+3.50%) due 01/17/2027	806,850	805,085

		807,118

Engineering/R&D Services – 0.2%
TRC Cos., Inc. FRS BTL 6.00% (1 ML+5.00%) due 06/21/2024	525,975	523,345

Enterprise Software/Service – 1.9%
Aston US Finco LLC FRS BTL-B 4.39% (3 ML+4.25%) due 10/09/2026	461,513	454,974
Banff Merger Sub, Inc. FRS BTL 4.40% (1 ML+4.25%) due 10/02/2025	968,601	963,758
Epicor Software Corp. FRS BTL 5.25% (1 ML+4.25%) due 07/30/2027	568,575	571,418
Greeneden US Holdings II LLC FRS BTL-B 4.75% (1 ML+4.00%) due 12/01/2027	460,000	460,431
Hyland Software, Inc. FRS BTL 4.25% (1 ML+3.50%) due 07/01/2024	648,342	648,872
Sophia L.P. FRS 1st Lien 4.50% (3 ML+3.75%) due 10/07/2027	625,000	625,261
Ultimate Software Group, Inc. FRS BTL-B 4.75% (3 ML+4.00%) due 05/04/2026	842,888	846,786
Ultimate Software Group, Inc. FRS 2nd Lien 7.50% (3 ML+6.75%) due 05/03/2027	105,000	107,756

		4,679,256

Finance-Credit Card – 0.6%
Blackhawk Network Holdings, Inc. FRS 1st Lien 3.15% (1 ML+3.00%) due 06/15/2025	500,901	487,439
Pi US Mergerco, Inc. FRS BTL 4.50% (3 ML+3.50%) due 01/03/2025	1,039,204	1,035,566

		1,523,005

Finance-Investment Banker/Broker – 0.5%
Deerfield Dakota Holding LLC FRS BTL 4.75% (3 ML+3.75%) due 04/09/2027	1,149,898	1,150,078

Food-Catering – 0.4%
TKC Holdings, Inc. FRS 1st Lein 4.75% (3 ML+3.75%) due 02/01/2023	981,172	960,812

Food-Confectionery – 0.6%
Shearer’s Foods, LLC FRS BTL-B 4.75% (3 ML+4.00%) due 09/23/2027	1,574,429	1,573,867

Food-Dairy Products – 0.3%
Chobani LLC FRS BTL-B 4.50% (1 ML+3.50%) due 10/20/2027	673,313	671,629

Food-Flour & Grain – 0.2%
CHG PPC Parent LLC FRS BTL-B 2.90% (1 ML+2.75%) due 03/31/2025	585,592	574,613

Food-Misc./Diversified – 1.2%
Froneri US, Inc. FRS BTL 2.40% (1 ML+2.25%) due 01/31/2027	840,775	831,526
H-Food Holdings LLC FRS 1st Lien 3.83% (1 ML+3.69%) due 05/23/2025	955,500	938,779
Sigma Bidco BV FRS BTL-B2 3.37% (6 ML+3.00%) due 07/02/2025	1,202,648	1,190,120

		2,960,425

Gambling (Non-Hotel) – 0.4%
Scientific Games International, Inc. FRS BTL-B5 2.90% (1 ML+2.75%) due 08/14/2024	909,288	886,783

Home & Office Products – 0.1%
Ozark Holdings LLC FRS BTL-B 4.75% (1 ML+4.00%) due 12/16/2027	140,000	140,000

Hotels/Motels – 0.2%
Playa Resorts Holding BV FRS BTL 3.75% (1 ML+2.75%) due 04/29/2024	616,609	567,537

Housewares – 0.3%
Carlisle FoodService Products, Inc. FRS BTL 4.00% (6 ML+3.00%) due 03/20/2025	748,385	685,708

Human Resources – 0.4%
CHG Healthcare Services, Inc. FRS 1st Lien 4.00% (3 ML+3.00%) due 06/07/2023	868,142	863,801

Industrial Support Services – 0.1%
DXP Enterprises, Inc. FRS BTL 5.75% (1 ML+4.75%) due 12/16/2027	275,000	272,938

Insurance-Property/Casualty – 0.5%
Sedgwick Claims Management Services, Inc. FRS BTL 3.40% (1 ML+3.25%) due 12/31/2025	1,297,000	1,274,843

Internet Content-Information/News – 0.4%
Pug LLC FRS BTL 3.65% (1 ML+3.50%) due 02/12/2027	924,509	880,594

Internet Gambling – 0.0%
Golden Nugget, Inc. FRS BTL 13.00% (3 ML+12.00%) due 10/04/2023	55,000	62,150

Internet Infrastructure Software – 0.2%
Barracuda Networks, Inc. FRS 1st Lien 4.50% (3 ML+3.75%) due 02/12/2025	533,663	532,495

Investment Companies – 0.0%
KPAE Finance Sub, Inc. FRS BTL-B 5.00% (3 ML+4.00%) due 10/28/2027	95,000	95,119

Machinery-Electrical – 1.2%
Alliance Laundry Systems LLC FRS BTL-B 4.25% (3 ML+3.50%) due 10/08/2027	625,000	624,349
Brookfield WEC Holdings, Inc. FRS BTL 3.75% (1 ML+3.00%) due 08/01/2025	1,594,150	1,588,741
Vertiv Group Corp. FRS BTL-B 3.15% (1 ML+3.00%) due 03/02/2027	853,550	847,453

		3,060,543

Machinery-Pumps – 1.2%
CIRCOR International, Inc. FRS BTL-B 4.25% (1 ML+3.25%) due 12/11/2024	880,000	871,475
NN, Inc. FRS BTL 5.90% (1 ML+5.75%) due 10/19/2022	44,428	44,150
NN, Inc. FRS BTL-B 6.50% (1 ML+5.75%) due 10/19/2022	63,608	63,211
Star US Bidco LLC FRS BTL-B 5.25% (1 ML+4.25%) due 03/17/2027	925,350	905,686
Titan Acquisition, Ltd. FRS BTL 3.27% (6 ML+3.00%) due 03/28/2025	1,107,272	1,078,206

		2,962,728

Medical Information Systems – 0.8%
Azalea Topco, Inc. FRS BTL 4.75% (3 ML+4.00%) due 07/24/2026	165,000	165,000
CT Technologies Intermediate Holdings, Inc. FRS BTL 6.00% (1 ML+5.00%) due 12/09/2025	650,000	646,750
Emerald TopCo, Inc. FRS BTL 3.71% (3 ML+3.50%) due 07/24/2026	523,375	516,832
Navicure, Inc. FRS BTL-B 4.15% (1 ML+4.00%) due 10/22/2026	595,500	593,267
Navicure, Inc. FRS BTL-B 4.75% (1 ML+4.00%) due 10/22/2026	129,675	129,351

		2,051,200

Medical Labs & Testing Services – 0.7%
Envision Healthcare Corp. FRS 1st Lien 3.90% (1 ML+3.75%) due 10/10/2025	821,407	684,506
eResearchTechnology, Inc. FRS BTL 5.50% (1 ML+4.50%) due 02/04/2027	835,800	826,188

Phoenix Guarantor, Inc. FRS BTL-B2 4.25% (1 ML+3.75%) due 03/05/2026	230,000	229,425

		1,740,119

Medical Products – 0.8%
CPI Holdco, LLC FRS BTL 4.40% (1 ML+4.25%) due 11/04/2026	421,813	422,076
Viant Medical Holdings, Inc. FRS 1st Lien 3.90% (1 ML+3.75%) due 07/02/2025	1,496,537	1,441,352

		1,863,428

Medical-HMO – 0.7%
One Call Corp. FRS 1st Lein 6.25% (3 ML+5.25%) due 11/25/2022	1,874,022	1,800,623

Medical-Hospitals – 1.3%
Accelerated Health Systems LLC FRS BTL 3.65% (1 ML+3.50%) due 10/31/2025	867,300	846,702
AHP Health Partners, Inc. FRS BTL 5.50% (1 ML+4.50%) due 06/30/2025	971,392	973,821
Pluto Acquisition I, Inc. FRS BTL-B coupon TBD due 06/22/2026	300,000	300,000
RegionalCare Hospital Partners Holdings, Inc. FRS BTL-B 3.90% (1 ML+3.75%) due 11/16/2025	728,120	724,593
Surgery Center Holdings, Inc. FRS BTL 4.25% (1 ML+3.25%) due 09/03/2024	267,923	263,179
Surgery Center Holdings, Inc. FRS BTL-B 9.00% (1 ML+8.00%) due 09/03/2024	198,500	203,338

		3,311,633

Medical-Outpatient/Home Medical – 0.5%
Gentiva Health Services, Inc. FRS BTL 3.44% (1 ML+3.25%) due 07/02/2025	483,187	480,368
National Mentor Holdings, Inc. FRS BTL-B coupon TBD due 03/09/2026	115,540	115,396
National Mentor Holdings, Inc. FRS BTL-C coupon TBD due 03/09/2026	4,460	4,454
National Mentor Holdings, Inc. FRS 1st Lien 4.40% (1 ML+4.25%) due 03/09/2026	485,832	485,225
National Mentor Holdings, Inc. FRS BTL-C 4.51% (3 ML+4.25%) due 03/09/2026	22,233	22,205

		1,107,648

Medical-Wholesale Drug Distribution – 0.5%
Milano Acquisition Corp. FRS BTL-B 4.75% (3 ML+4.00%) due 10/01/2027	875,000	873,906
Packaging Coordinators Midco, Inc. FRS BTL 4.50% (3 ML+3.75%) due 11/30/2027	425,000	425,000

		1,298,906

Metal Processors & Fabrication – 0.1%
ASP Navigate Acquisition Corp. FRS BTL 5.50% (3 ML+4.50%) due 10/06/2027	365,000	364,088

Non-Hazardous Waste Disposal – 0.5%
GFL Environmental, Inc. FRS BTL 3.50% (3 ML+3.00%) due 05/30/2025	572,814	573,053
Tunnel Hill Partners LP FRS BTL-B 3.65% (1 ML+3.50%) due 02/06/2026	746,700	685,097

		1,258,150

Oil Companies-Exploration & Production – 0.1%
Fieldwood Energy LLC FRS 1st Lien 6.25% (3 ML+5.25%) due 04/11/2022†(5)(6)	1,085,382	240,593

Oil Refining & Marketing – 0.4%
CITGO Holding, Inc. FRS BTL 8.00% (3 ML+7.00%) due 08/01/2023	261,688	241,079
CITGO Petroleum Corp. FRS BTL-B 7.25% (3 ML+6.25%) due 03/28/2024	656,889	649,992

		891,071

Pipelines – 0.4%
Medallion Midland Acquisition LLC FRS BTL 4.25% (1 ML+3.25%) due 10/30/2024	705,102	690,119
Traverse Midstream Partners LLC FRS BTL 6.50% (1 ML+5.50%) due 09/27/2024	335,566	329,414

		1,019,533

Pollution Control – 0.5%
Filtration Group Corp. FRS BTL 3.15% (1 ML+3.00%) due 03/29/2025	929,097	917,948
Filtration Group Corp. FRS BTL 4.50% (1 ML+3.75%) due 03/29/2025	334,162	334,162

		1,252,110

Professional Sports – 0.4%
UFC Holdings LLC FRS BTL 4.25% (6 ML+3.25%) due 04/29/2026	1,048,365	1,044,958

Publishing-Books – 0.3%
McGraw-Hill Global Education Holdings LLC FRS BTL-B 5.00% (3 ML+4.00%) due 05/04/2022	810,562	787,548

Publishing-Periodicals – 0.2%
Meredith Corp. FRS BTL-B2 2.65% (1 ML+2.50%) due 01/31/2025	526,651	521,009

Retail-Arts & Crafts – 0.3%
Michaels Stores, Inc. FRS BTL-B 4.25% (1 ML+3.50%) due 10/01/2027	729,833	724,359

Retail-Bedding – 0.2%
Serta Simmons Bedding LLC FRS 1st Lien 4.50% (3 ML+3.50%) due 11/08/2023	943,250	463,540

Retail-Pet Food & Supplies – 0.1%
Petco Animal Supplies, Inc. FRS BTL coupon TBD due 01/26/2023	370,000	354,635

Retail-Sporting Goods – 0.3%
Bass Pro Group LLC FRS BTL 5.75% (1 ML+5.00%) due 09/25/2024	782,874	783,975

Retail-Vitamins & Nutrition Supplements – 0.2%
Isagenix International LLC FRS BTL 6.75% (3 ML+5.75%) due 06/14/2025	827,780	455,279

Rubber/Plastic Products – 0.9%
Gates Global LLC FRS BTL-B2 3.75% (1 ML+2.75%) due 04/01/2024	997,114	993,375
U.S. Farathane LLC FRS BLT-B4 4.50% (3 ML+3.50%) due 12/23/2021	1,376,576	1,269,892

		2,263,267

Satellite Telecom – 0.6%
Intelsat Jackson Holdings SA FRS BTL-B3 8.00% (USFRBPLR+4.75%) due 11/27/2023(5)	840,000	847,700
Intelsat Jackson Holdings SA FRS BTL-B5 8.63% (1 ML+8.63%) due 01/02/2024(5)	541,000	549,453

		1,397,153

Soap & Cleaning Preparation – 0.3%
Kronos Acquisition Holdings, Inc. FRS BTL-B coupon TBD due 12/17/2026	700,000	699,125

Telecom Services – 0.3%
West Corp. FRS BTL-B 5.00% (3 ML+4.00%) due 10/10/2024	670,252	647,840

Telecommunication Equipment – 0.3%
Plantronics, Inc. FRS BTL-B 2.65% (1 ML+2.50%) due 07/02/2025	725,000	707,894

Telephone-Integrated – 0.5%
Consolidated Communications, Inc. FRS BTL-B 5.75% (1 ML+4.75%) due 10/02/2027	568,575	570,319
Zayo Group Holdings, Inc. FRS BTL 3.15% (1 ML+3.00%) due 03/09/2027	694,816	689,289

		1,259,608

Veterinary Diagnostics – 0.1%
PetVet Care Centers LLC FRS Delayed Draw 5.25% (1 ML+4.25%) due 02/14/2025	288,539	288,539

Vitamins & Nutrition Products – 0.4%
Milk Specialties Co. FRS BTL 5.00% (1 ML+4.00%) due 08/16/2023	949,912	946,944

Total Loans (cost $107,328,207)		104,321,867

COMMON STOCKS – 0.4%
Advertising Sales – 0.0%
Clear Channel Outdoor Holdings, Inc.†	56,198	92,727

Auto/Truck Parts & Equipment-Original – 0.0%
Lear Corp.	54	8,587

E-Commerce/Products – 0.1%
MYT Holding LLC Class B†(10)	57,605	148,794

Housewares – 0.0%
Libbey Glass LLC†(10)	26,762	80,286

Radio – 0.0%
iHeartMedia, Inc., Class A†	2,196	28,504
iHeartMedia, Inc., Class B†(10)	29	376

		28,880

Retail-Regional Department Stores – 0.1%
NMG Parent LLC†(10)	2,559	166,335

Television – 0.2%
ION Media Networks, Inc.†(7)(10)	660	567,455

Total Common Stocks (cost $991,104)		1,093,064

PREFERRED SECURITIES/CAPITAL SECURITIES – 0.6%
Insurance-Life/Health – 0.6%
Voya Financial, Inc. 5.65% due 05/15/2053 (cost $1,392,700)	1,325,000	1,404,500

WARRANTS – 0.1%
Radio – 0.1%
iHeartmedia, Inc. Expires 05/01/2039† (cost $357,621)	21,674	278,728

ESCROWS AND LITIGATION TRUSTS – 0.0%
Hellas Telecommunications Luxembourg II SCA Sub. Notes 6.26% due 01/15/2015†(1)(5)(7)	1,025,000	0
Mesquite Energy, Inc. Senior Sec. Notes 7.25% due 07/15/2023*†	405,000	2,025
Paragon Offshore Finance Co. FRS Escrow Loans 5.00% (USFRBPLR+1.75%) due 07/18/2021†(7)	1,745	0
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Escrow Notes 11.50% due 10/01/2020†*	1,667,835	2,502
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(1)(5)(7)	550,000	0
Vistra Energy Corp. CVR†(10)	27,942	27,942

Total Escrows And Litigation Trusts (cost $1,603,256)		32,469

Total Long-Term Investment Securities (cost $238,265,412)		238,985,977

SHORT-TERM INVESTMENT SECURITIES – 2.2%
Registered Investment Companies – 2.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(9) (cost $5,451,677)	5,451,677	5,451,677

TOTAL INVESTMENTS (cost $243,717,089)	99.3%	244,437,654
Other assets less liabilities	0.7	1,707,455

NET ASSETS	100.0%	$246,145,109

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At December 31, 2020, the aggregate value of these securities was $95,894,982 representing 39.0% of net assets.

†	Non-income producing security

(1)	Security in default of interest and principal at maturity.

(2)

Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(3)

The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(4)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.

(5)	Company has filed for bankruptcy protection.

(6)	Security in default of interest.

(7)	Securities classified as Level 3 (see Note 1).

(8)

PIK (“Payment in Kind”) security-Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at 4.50%. The security is also currently paying interest in the form of additional loans at 3.00%.

(9)	The rate shown is the 7-day yield as of December 31, 2020.

(10)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2020, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
iHeartMedia, Inc., Class B	05/07/2019	29	$522	$376	$12.98	0.00%
ION Media Networks, Inc.	12/21/2016	660	7	567,455	859.78	0.23
Libbey Glass LLC	12/11/2020	26,762	104,657	80,286	3.00	0.03
MYT Holding LLC	11/20/2017	10,532	0
	02/14/2018	35,731	0
	09/17/2018	11,129	0
	10/19/2020	213	0

		57,605	0	148,794	2.58	0.06

NMG Parent LLC	11/20/2017	37	68,915
	02/14/2018	127	239,200
	09/17/2018	39	81,283
	12/11/2020	2,356	180,333

		2,559	569,731	166,335	65.00	0.07

Escrows and Litigation Trusts
Vistra Energy Corp. CVR	10/06/2016	27,942	0	27,972	1.00	0.01

				$991,218		0.40%

BTL – Bank Term Loan

CVR – Contingent Value Rights

TBD – Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

FRS – Floating Rate Security

The rates shown on FRS are the current interest rates at December 31, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML – 1 Month USD Libor
2 ML – 2 Month USD Libor
3 ML – 3 Month USD Libor
6 ML – 6 Month USD Libor USFRBPLR – US Federal Reserve Bank Prime Loan Rate

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$–	$112,633,638	$–	$112,633,638
Foreign Corporate Bonds & Notes	–	19,221,711	–	19,221,711
Loans	–	104,321,867	–	104,321,867
Common Stocks:
E-Commerce/Products	–	148,794	–	148,794
Housewares	–	80,286	–	80,286
Radio	28,504	376	–	28,880
Retail-Regional Department Stores	–	166,335	–	166,335
Television	–	–	567,455	567,455
Other Industries	101,314	–	–	101,314
Preferred Securities/Capital Securities	–	1,404,500	–	1,404,500
Warrants	–	278,728	–	278,728
Escrows and Litigation Trusts	–	32,469	0	32,469
Short-Term Investment Securities	5,451,677	–	–	5,451,677

Total Investments at Value	$5,581,495	$238,288,704	$567,455	$244,437,654

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS – December 31, 2020 – (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1–Unadjusted quoted prices in active markets for identical securities

Level 2–Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (“the Board”), etc.)

Level 3–Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Fund’s asset and liabilities classified in the fair value hierarchy as of December 31, 2020 is reported on a schedule at the end of each Fund’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the

Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Note 2. Derivative Instruments

Forward Foreign Currency Contracts: During the period, the AIG Strategic Bond Fund used forward contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statements of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern certain instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in the Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause a Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements. The Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Asset and Liabilities.

Note 3. Unfunded Loan Commitments

At December 31, 2020, AIG Strategic Bond Fund had the following unfunded loan commitments which could be extended at the option of the Borrower:

Borrower	Type	Maturity Date	Principal Amount	Value
Cano Health LLC	Delayed Draw	11/19/2027	$25,481	$25,311

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Income Funds’ Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Security and Exchange Commission’s website at http://www.sec.gov.